                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                             Financial Statements
                                  (Unaudited)

                                 June 30, 2001

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                    For the six months ended June 30, 2001

                                          Page
                                          ----
Financial Statements (Unaudited):
   Statements of Assets and Liabilities.. F-1
   Statements of Operations.............. F-14
   Statements of Changes in Net Assets... F-28
Notes to Financial Statements (Unaudited) F-43

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                     Statements of Assets and Liabilities

                                 June 30, 2001
                                  (Unaudited)

                                                                                      GE Investments Funds, Inc.
                                                                   ---------------------------------------------------------
                                                                    S&P 500     Money     Total    International Real Estate
                                                                     Index      Market    Return      Equity     Securities
                                                                     Fund        Fund      Fund        Fund         Fund
                                                                   ---------- ---------- --------- ------------- -----------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  S&P 500 Index Fund (291,091 shares; cost -- $17,214,055)........ $6,695,095         --        --         --           --
  Money Market Fund (10,955,514 shares; cost -- $10,955,514)......         -- 10,955,514        --         --           --
  Total Return Fund (115,743 shares; cost -- $1,681,182)..........         --         -- 1,738,461         --           --
  International Equity Fund (33,150 shares; cost -- $437,629).....         --         --        --    308,291           --
  Real Estate Securities Fund (44,704 shares; cost -- $606,675)...         --         --        --         --      665,638
  Global Income Fund (2,452 shares; cost -- $22,646)..............         --         --        --         --           --
Receivable from affiliate.........................................         --      4,586       439         --           --
Receivable for units sold.........................................         --  2,458,454        --         --           --
                                                                   ---------- ---------- ---------    -------      -------
   Total assets...................................................  6,695,095 13,418,554 1,738,900    308,291      665,638
                                                                   ---------- ---------- ---------    -------      -------
Liabilities
Accrued expenses payable to affiliate (note 3)....................      4,769      4,390       622     18,667        6,471
                                                                   ---------- ---------- ---------    -------      -------
   Total liabilities..............................................      4,769      4,390       622     18,667        6,471
                                                                   ---------- ---------- ---------    -------      -------
Net assets attributable to variable life policyholders............ $6,690,326 13,414,164 1,738,278    289,624      659,167
                                                                   ========== ========== =========    =======      =======
Outstanding units: Type I (note 2)................................    155,096    762,190    52,060     20,732       31,983
                                                                   ========== ========== =========    =======      =======
Net asset value per unit: Type I.................................. $    42.61      17.31     33.39      13.97        20.61
                                                                   ========== ========== =========    =======      =======
Outstanding units: Type II (note 2)...............................      1,553     11,547        --         --           --
                                                                   ========== ========== =========    =======      =======
Net asset value per unit: Type II................................. $     8.92      10.36        --         --           --
                                                                   ========== ========== =========    =======      =======


                                                                   Global
                                                                   Income
                                                                    Fund
                                                                   ------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  S&P 500 Index Fund (291,091 shares; cost -- $17,214,055)........     --
  Money Market Fund (10,955,514 shares; cost -- $10,955,514)......     --
  Total Return Fund (115,743 shares; cost -- $1,681,182)..........     --
  International Equity Fund (33,150 shares; cost -- $437,629).....     --
  Real Estate Securities Fund (44,704 shares; cost -- $606,675)...     --
  Global Income Fund (2,452 shares; cost -- $22,646).............. 22,338
Receivable from affiliate.........................................  1,074
Receivable for units sold.........................................     --
                                                                   ------
   Total assets................................................... 23,412
                                                                   ------
Liabilities
Accrued expenses payable to affiliate (note 3)....................      8
                                                                   ------
   Total liabilities..............................................      8
                                                                   ------
Net assets attributable to variable life policyholders............ 23,404
                                                                   ======
Outstanding units: Type I (note 2)................................  2,395
                                                                   ======
Net asset value per unit: Type I..................................   9.77
                                                                   ======
Outstanding units: Type II (note 2)...............................     --
                                                                   ======
Net asset value per unit: Type II.................................     --
                                                                   ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                GE Investments Funds, Inc. (continued)
                                                                   ---------------------------------------------------
                                                                     Mid-Cap               U.S.      Premier    Value
                                                                   Value Equity  Income   Equity  Growth Equity Equity
                                                                       Fund       Fund     Fund       Fund       Fund
                                                                   ------------ --------- ------- ------------- ------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  Mid-Cap Value Equity Fund (81,813 shares; cost -- $1,320,392)...  $1,363,009         --      --         --       --
  Income Fund (96,974 shares; cost--$1,172,472)...................          --  1,203,445      --         --       --
  U.S. Equity Fund (5,428 shares; cost -- $198,776)...............          --         -- 182,975         --       --
  Premier Growth Equity Fund (8,487 shares; cost -- $684,281).....          --         --      --    628,641       --
  Value Equity Fund (635 shares; cost -- $6,003)..................          --         --      --         --    5,999
  Small-Cap Value Equity Fund (1,766 shares; cost -- $19,526).....          --         --      --         --       --
Receivable from affiliate.........................................          --         --      --        113       --
Receivable for units sold.........................................       9,515         --      --         --       --
                                                                    ----------  --------- -------    -------    -----
   Total assets...................................................   1,372,524  1,203,445 182,975    628,754    5,999
                                                                    ----------  --------- -------    -------    -----
Liabilities
Accrued expenses payable to affiliate (note 3)....................       1,357        967   1,240        218       --
                                                                    ----------  --------- -------    -------    -----
   Total liabilities..............................................       1,357        967   1,240        218       --
                                                                    ----------  --------- -------    -------    -----
Net assets attributable to variable life policyholders............  $1,371,167  1,202,478 181,735    628,536    5,999
                                                                    ==========  ========= =======    =======    =====
Outstanding units: Type I (note 2)................................      76,891    103,040  14,877     60,311       --
                                                                    ==========  ========= =======    =======    =====
Net asset value per unit: Type I..................................  $    17.37      11.67   11.64      10.28       --
                                                                    ==========  ========= =======    =======    =====
Outstanding units: Type II (note 2)...............................       1,997         --     722        820      635
                                                                    ==========  ========= =======    =======    =====
Net asset value per unit: Type II.................................       11.04         --    9.52       9.05     9.67
                                                                    ==========  ========= =======    =======    =====


                                                                    Small-Cap
                                                                   Value Equity
                                                                       Fund
                                                                   ------------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  Mid-Cap Value Equity Fund (81,813 shares; cost -- $1,320,392)...        --
  Income Fund (96,974 shares; cost--$1,172,472)...................        --
  U.S. Equity Fund (5,428 shares; cost -- $198,776)...............        --
  Premier Growth Equity Fund (8,487 shares; cost -- $684,281).....        --
  Value Equity Fund (635 shares; cost -- $6,003)..................        --
  Small-Cap Value Equity Fund (1,766 shares; cost -- $19,526).....    21,136
Receivable from affiliate.........................................        --
Receivable for units sold.........................................        --
                                                                      ------
   Total assets...................................................    21,136
                                                                      ------
Liabilities
Accrued expenses payable to affiliate (note 3)....................        --
                                                                      ------
   Total liabilities..............................................        --
                                                                      ------
Net assets attributable to variable life policyholders............    21,136
                                                                      ======
Outstanding units: Type I (note 2)................................        --
                                                                      ======
Net asset value per unit: Type I..................................        --
                                                                      ======
Outstanding units: Type II (note 2)...............................     1,819
                                                                      ======
Net asset value per unit: Type II.................................     12.25
                                                                      ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                                          Oppenheimer Variable
                                                                                                            Account Funds --
                                                         Oppenheimer Variable Account Funds                  Class 2 Shares
                                               ------------------------------------------------------- --------------------------
                                                            Capital    Aggressive   High     Multiple    Global     Main Street
                                                 Bond     Appreciation   Growth    Income   Strategies Securities Growth & Income
                                                Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA    Fund/VA       Fund/VA
                                               ---------- ------------ ---------- --------- ---------- ---------- ---------------
Assets
Investments in Oppenheimer Variable
 Account Funds, at fair value (note 2):
  Bond Fund/VA (128,494 shares; cost --
   $1,456,734)................................ $1,408,290         --          --         --        --        --           --
  Capital Appreciation Fund/VA (114,041
   shares; cost -- $5,273,079)................         --  4,538,821          --         --        --        --           --
  Aggressive Growth Fund/VA (130,501
   shares; cost -- $7,485,188)................         --         --   5,644,178         --        --        --           --
  High Income Fund/VA (380,616 shares;
   cost -- $3,952,527)........................         --         --          --  3,250,457        --        --           --
  Multiple Strategies Fund/VA (206,539
   shares; cost -- $3,352,685)................         --         --          --         -- 3,277,768        --           --
  Global Securities Fund/VA (424 shares;
   cost -- $15,914)...........................         --         --          --         --        --    10,081           --
  Main Street Growth & Income Fund/VA
   (1,276 shares; cost -- $25,082)............         --         --          --         --        --        --       25,338
Receivable from affiliate.....................        640         --         741      1,414       224        --           --
Receivable for units sold.....................         --         --       1,645         --     1,859        --           --
                                               ----------  ---------   ---------  --------- ---------    ------       ------
   Total assets...............................  1,408,930  4,538,821   5,646,564  3,251,871 3,279,851    10,081       25,338
                                               ----------  ---------   ---------  --------- ---------    ------       ------
Liabilities
Accrued expenses payable to affiliate (note 3)        506     10,523       1,936      1,163     1,172        --           --
                                               ----------  ---------   ---------  --------- ---------    ------       ------
   Total liabilities..........................        506     10,523       1,936      1,163     1,172        --           --
                                               ----------  ---------   ---------  --------- ---------    ------       ------
Net assets attributable to variable life
 policyholders................................ $1,408,424  4,528,298   5,644,628  3,250,708 3,278,679    10,081       25,338
                                               ==========  =========   =========  ========= =========    ======       ======
Outstanding units: Type I (note 2)............     57,091     93,309     132,940    102,773    98,400        --           --
                                               ==========  =========   =========  ========= =========    ======       ======
Net asset value per unit: Type I.............. $    24.67      48.53       42.46      31.63     33.32        --           --
                                               ==========  =========   =========  ========= =========    ======       ======
Outstanding units: Type II (note 2)...........         --         --          --         --        --     1,147        3,009
                                               ==========  =========   =========  ========= =========    ======       ======
Net asset value per unit: Type II............. $       --         --          --         --        --      9.36         8.95
                                               ==========  =========   =========  ========= =========    ======       ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)



                                                                                  Variable Insurance Products Fund
                                                                                  --------------------------------
                                                                                    Equity-
                                                                                    Income     Growth    Overseas
                                                                                   Portfolio  Portfolio  Portfolio
                                                                                  ----------- ---------- ---------
Assets
Investments in Variable Insurance Products Fund, at fair value (note 2):
  Equity-Income Portfolio (564,268 shares; cost -- $12,849,790).................. $13,384,431         --        --
  Growth Portfolio (309,657 shares; cost -- $13,959,384).........................          -- 11,420,148        --
  Overseas Portfolio (208,433 shares; cost -- $4,211,335)........................          --         -- 3,249,468
Investments in Variable Insurance Products Fund -- Service Class 2, at fair value
 (note 2):
  Equity-Income Portfolio (564 shares; cost -- $13,422)..........................          --         --        --
  Growth Portfolio (745 shares; cost -- $27,185).................................          --         --        --
Receivable from affiliate........................................................       4,064         --        --
Receivable for units sold........................................................       3,000         --     3,641
                                                                                  ----------- ---------- ---------
   Total assets..................................................................  13,391,495 11,420,148 3,253,109
                                                                                  ----------- ---------- ---------
Liabilities
Accrued expenses payable to affiliate (note 3)...................................       4,779      8,088    29,735
                                                                                  ----------- ---------- ---------
   Total liabilities.............................................................       4,779      8,088    29,735
                                                                                  ----------- ---------- ---------
Net assets attributable to variable life policyholders........................... $13,386,716 11,412,060 3,223,374
                                                                                  =========== ========== =========
Outstanding units: Type I (note 2)...............................................     335,423    231,060   156,323
                                                                                  =========== ========== =========
Net asset value per unit: Type I................................................. $     39.91      49.39     20.62
                                                                                  =========== ========== =========
Outstanding units: Type II (note 2)..............................................          --         --        --
                                                                                  =========== ========== =========
Net asset value per unit: Type II................................................ $        --         --        --
                                                                                  =========== ========== =========

                                                                                  Variable Insurance
                                                                                   Products Fund --
                                                                                    Service Class 2
                                                                                  -------------------
                                                                                   Equity-
                                                                                   Income    Growth
                                                                                  Portfolio Portfolio
                                                                                  --------- ---------
Assets
Investments in Variable Insurance Products Fund, at fair value (note 2):
  Equity-Income Portfolio (564,268 shares; cost -- $12,849,790)..................      --        --
  Growth Portfolio (309,657 shares; cost -- $13,959,384).........................      --        --
  Overseas Portfolio (208,433 shares; cost -- $4,211,335)........................      --        --
Investments in Variable Insurance Products Fund -- Service Class 2, at fair value
 (note 2):
  Equity-Income Portfolio (564 shares; cost -- $13,422)..........................  13,294        --
  Growth Portfolio (745 shares; cost -- $27,185).................................      --    27,292
Receivable from affiliate........................................................      --        --
Receivable for units sold........................................................      --        --
                                                                                   ------    ------
   Total assets..................................................................  13,294    27,292
                                                                                   ------    ------
Liabilities
Accrued expenses payable to affiliate (note 3)...................................      --        --
                                                                                   ------    ------
   Total liabilities.............................................................      --        --
                                                                                   ------    ------
Net assets attributable to variable life policyholders...........................  13,294    27,292
                                                                                   ======    ======
Outstanding units: Type I (note 2)...............................................      --        --
                                                                                   ======    ======
Net asset value per unit: Type I.................................................      --        --
                                                                                   ======    ======
Outstanding units: Type II (note 2)..............................................   1,299     3,468
                                                                                   ======    ======
Net asset value per unit: Type II................................................   10.40      8.27
                                                                                   ======    ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                      Variable
                                                                                     Insurance
                                                                                      Products
                                                                                     Fund II --
                                                                Variable Insurance    Service     Variable Insurance
                                                                 Products Fund II     Class 2      Products Fund III
                                                               --------------------- ---------- -----------------------
                                                                 Asset                          Growth &     Growth
                                                                Manager   Contrafund Contrafund  Income   Opportunities
                                                               Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
                                                               ---------- ---------- ---------- --------- -------------
Assets
Investments in Variable Insurance Products Fund II, at fair
 value (note 2):
  Asset Manager Portfolio (436,214 shares; cost --
   $6,783,410)................................................ $6,364,358        --        --         --          --
  Contrafund Portfolio (397,507 shares; cost -- $9,129,900)...         -- 8,212,497        --         --          --
Investments in Variable Insurance Products Fund II -- Service
 Class 2, at fair value (note 2):
  Contrafund Portfolio (954 share; cost -- $19,787)...........         --        --    19,612         --          --
Investments in Variable Insurance Products Fund III, at fair value (note 2):
  Growth & Income Portfolio (63,360 shares; cost --
   $1,022,333)................................................         --        --        --    864,858          --
  Growth Opportunities Portfolio (24,489 shares; cost --
   $510,318)..................................................         --        --        --         --     395,007
Investments in Variable Insurance Products Fund III -- Service
 Class 2, at fair value (note 2):
  Mid Cap Portfolio (214 shares; cost -- ($12,921))...........         --        --        --         --          --
                                                               ---------- ---------    ------    -------     -------
   Total assets...............................................  6,364,358 8,212,497    19,612    864,858     395,007
                                                               ---------- ---------    ------    -------     -------
Liabilities
Accrued expenses payable to affiliate (note 3)................     21,574     5,634        --        955         787
                                                               ---------- ---------    ------    -------     -------
   Total liabilities..........................................     21,574     5,634        --        955         787
                                                               ---------- ---------    ------    -------     -------
Net assets attributable to variable life policyholders........ $6,342,784 8,206,863    19,612    863,903     394,220
                                                               ========== =========    ======    =======     =======
Outstanding units: Type I (note 2)............................    231,320   310,278        --     56,761      34,161
                                                               ========== =========    ======    =======     =======
Net asset value per unit: Type I.............................. $    27.42     26.45        --      15.22       11.54
                                                               ========== =========    ======    =======     =======
Outstanding units: Type II (note 2)...........................         --        --     2,349         --          --
                                                               ========== =========    ======    =======     =======
Net asset value per unit: Type II............................. $       --        --      8.85         --          --
                                                               ========== =========    ======    =======     =======

                                                                Variable
                                                                Insurance
                                                                Products
                                                               Fund III --
                                                                 Service
                                                                 Class 2
                                                               -----------

                                                                 Mid Cap
                                                                Portfolio
                                                               -----------
Assets
Investments in Variable Insurance Products Fund II, at fair
 value (note 2):
  Asset Manager Portfolio (436,214 shares; cost --
   $6,783,410)................................................       --
  Contrafund Portfolio (397,507 shares; cost -- $9,129,900)...       --
Investments in Variable Insurance Products Fund II -- Service
 Class 2, at fair value (note 2):
  Contrafund Portfolio (954 share; cost -- $19,787)...........       --
Investments in Variable Insurance Products Fund III, at fair value (note 2):
  Growth & Income Portfolio (63,360 shares; cost --
   $1,022,333)................................................       --
  Growth Opportunities Portfolio (24,489 shares; cost --
   $510,318)..................................................       --
Investments in Variable Insurance Products Fund III -- Service
 Class 2, at fair value (note 2):
  Mid Cap Portfolio (214 shares; cost -- ($12,921))...........    4,052
                                                                  -----
   Total assets...............................................    4,052
                                                                  -----
Liabilities
Accrued expenses payable to affiliate (note 3)................       --
                                                                  -----
   Total liabilities..........................................       --
                                                                  -----
Net assets attributable to variable life policyholders........    4,052
                                                                  =====
Outstanding units: Type I (note 2)............................       --
                                                                  =====
Net asset value per unit: Type I..............................       --
                                                                  =====
Outstanding units: Type II (note 2)...........................      434
                                                                  =====
Net asset value per unit: Type II.............................     9.87
                                                                  =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                                           PBHG Insurance
                                                    Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                                                   ---------------------------- ------------------------ -------------------
                                                                                                           PBHG
                                                   American    High                 Small      LargeCap  Large Cap   PBHG
                                                   Leaders  Income Bond Utility Capitalization  Growth    Growth   Growth II
                                                   Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
                                                   -------- ----------- ------- -------------- --------- --------- ---------
Assets
Investments in Federated Insurance Series, at fair
 value (note 2):
  American Leaders Fund II (45,523 shares;
   cost -- $903,738).............................. $919,112        --        --          --           --       --         --
  High Income Bond Fund II (77,409 shares;
   cost -- $711,926)..............................       --   596,823        --          --           --       --         --
  Utility Fund II (32,830 shares; cost --
   $436,846)......................................       --        --   374,264          --           --       --         --
Investments in Alger American Fund, at fair value
 (note 2):
  Small Capitalization Portfolio (96,057 shares;
   cost -- $1,753,904)............................       --        --        --   1,779,939           --       --         --
  LargeCap Growth Portfolio (107,055 shares;
   cost -- $5,463,277)............................       --        --        --          --    4,245,808       --         --
Investments in PBHG Insurance Series Fund, Inc.,
 at fair value (note 2):
  PBHG Large Cap Growth Portfolio (25,671
   shares; cost -- $671,419)......................       --        --        --          --           --  522,139         --
  PBHG Growth II Portfolio (218,794 shares;
   cost -- $2,877,084)............................       --        --        --          --           --       --  3,012,793
Receivable from affiliate.........................       --       158        --          --          829       --         --
                                                   --------   -------   -------   ---------    ---------  -------  ---------
   Total assets...................................  919,112   596,981   374,264   1,779,939    4,246,637  522,139  3,012,793
                                                   --------   -------   -------   ---------    ---------  -------  ---------
Liabilities
Accrued expenses payable to affiliate (note 3)....      977       213       846         957        1,517   22,555      2,253
Payable for units withdrawn.......................       --        36        --          --           --    1,812  2,447,860
                                                   --------   -------   -------   ---------    ---------  -------  ---------
   Total liabilities..............................      977       249       846         957        1,517   24,367  2,450,113
                                                   --------   -------   -------   ---------    ---------  -------  ---------
Net assets attributable to variable life
 policyholders.................................... $918,135   596,732   373,418   1,778,982    4,245,120  497,772    562,680
                                                   ========   =======   =======   =========    =========  =======  =========
Outstanding units: Type I (note 2)................   51,581    42,899    23,251     184,542      206,978   25,229     42,402
                                                   ========   =======   =======   =========    =========  =======  =========
Net asset value per unit: Type I.................. $  17.80     13.91     16.06        9.64        20.51    19.73      13.27
                                                   ========   =======   =======   =========    =========  =======  =========
Outstanding units: Type II (note 2)...............       --        --        --          --           --       --         --
                                                   ========   =======   =======   =========    =========  =======  =========
Net asset value per unit: Type II................. $     --        --        --          --           --       --         --
                                                   ========   =======   =======   =========    =========  =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                     Janus Aspen Series
                                                       -----------------------------------------------------------------
                                                       Aggressive           Worldwide            Flexible  International
                                                         Growth    Growth    Growth    Balanced   Income      Growth
                                                       Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio
                                                       ---------- --------- ---------- --------- --------- -------------
Assets
Investments in Janus Aspen Series, at fair value
 (note 2):
  Aggressive Growth Portfolio (145,194 shares;
   cost -- $5,175,319)................................ $3,873,775        --         --        --       --           --
  Growth Portfolio (295,014 shares; cost --
   $7,747,582)........................................         -- 6,891,530         --        --       --           --
  Worldwide Growth Portfolio (375,425 shares;
   cost -- $14,763,639)...............................         --        -- 11,983,555        --       --           --
  Balanced Portfolio (253,041 shares; cost --
   $5,433,614)........................................         --        --         -- 5,865,479       --           --
  Flexible Income Portfolio (27,746 shares;
   cost -- $323,660)..................................         --        --         --        --  317,691           --
  International Growth Portfolio (99,881 shares;
   cost -- $3,197,630)................................         --        --         --        --       --    2,592,898
  Capital Appreciation Portfolio (99,646 shares;
   cost -- $2,791,787)................................         --        --         --        --       --           --
Receivable from affiliate.............................         --     2,042      5,160     1,668       --           --
Receivable for units sold.............................         --     3,594         --        --       --        3,625
                                                       ---------- --------- ---------- ---------  -------    ---------
   Total assets.......................................  3,873,775 6,897,166 11,988,715 5,867,147  317,691    2,596,523
                                                       ---------- --------- ---------- ---------  -------    ---------
Liabilities
Accrued expenses payable to affiliate (note 3)........      6,692     2,467      4,277     2,078      680          866
Payable for units withdrawn...........................         --        --      9,299        --       --           --
                                                       ---------- --------- ---------- ---------  -------    ---------
   Total liabilities..................................      6,692     2,467     13,576     2,078      680          866
                                                       ---------- --------- ---------- ---------  -------    ---------
Net assets attributable to variable life policyholders $3,867,083 6,894,699 11,975,139 5,865,069  317,011    2,595,657
                                                       ========== ========= ========== =========  =======    =========
Outstanding units: Type I (note 2)....................    157,455   276,009    433,882   260,207   21,969      130,962
                                                       ========== ========= ========== =========  =======    =========
Net asset value per unit: Type I...................... $    24.56     24.98      27.60     22.54    14.43        19.82
                                                       ========== ========= ========== =========  =======    =========
Outstanding units: Type II (note 2)...................         --        --         --        --       --           --
                                                       ========== ========= ========== =========  =======    =========
Net asset value per unit: Type II..................... $       --        --         --        --       --           --
                                                       ========== ========= ========== =========  =======    =========


                                                         Capital
                                                       Appreciation
                                                        Portfolio
                                                       ------------
Assets
Investments in Janus Aspen Series, at fair value
 (note 2):
  Aggressive Growth Portfolio (145,194 shares;
   cost -- $5,175,319)................................         --
  Growth Portfolio (295,014 shares; cost --
   $7,747,582)........................................         --
  Worldwide Growth Portfolio (375,425 shares;
   cost -- $14,763,639)...............................         --
  Balanced Portfolio (253,041 shares; cost --
   $5,433,614)........................................         --
  Flexible Income Portfolio (27,746 shares;
   cost -- $323,660)..................................         --
  International Growth Portfolio (99,881 shares;
   cost -- $3,197,630)................................         --
  Capital Appreciation Portfolio (99,646 shares;
   cost -- $2,791,787)................................  2,290,865
Receivable from affiliate.............................         --
Receivable for units sold.............................         --
                                                        ---------
   Total assets.......................................  2,290,865
                                                        ---------
Liabilities
Accrued expenses payable to affiliate (note 3)........      2,746
Payable for units withdrawn...........................         --
                                                        ---------
   Total liabilities..................................      2,746
                                                        ---------
Net assets attributable to variable life policyholders  2,288,119
                                                        =========
Outstanding units: Type I (note 2)....................    102,331
                                                        =========
Net asset value per unit: Type I......................      22.36
                                                        =========
Outstanding units: Type II (note 2)...................         --
                                                        =========
Net asset value per unit: Type II.....................         --
                                                        =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                Janus Aspen Series -- Service Shares
                                                                             -------------------------------------------
                                                                             Global Life   Global   Aggressive
                                                                              Sciences   Technology   Growth    Growth
                                                                              Portfolio  Portfolio  Portfolio  Portfolio
                                                                             ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen Series -- Service Shares, at fair value (note 2):
  Global Life Sciences Portfolio (41,764 shares; cost -- $333,925)..........  $327,013         --         --        --
  Global Technology Portfolio (43,038 shares; cost -- $225,473).............        --    207,443         --        --
  Aggressive Growth Portfolio (947 shares; cost -- $25,302).................        --         --     24,999        --
  Growth Portfolio (283 shares; cost -- $6,771).............................        --         --         --     6,569
Receivable from affiliate...................................................        43         14         --        --
                                                                              --------    -------     ------     -----
   Total assets.............................................................   327,056    207,457     24,999     6,569
                                                                              --------    -------     ------     -----
Liabilities
Accrued expenses payable to affiliate (note 3)..............................       115         68         --        --
                                                                              --------    -------     ------     -----
   Total liabilities........................................................       115         68         --        --
                                                                              --------    -------     ------     -----
Net assets attributable to variable life policyholders......................  $326,941    207,389     24,999     6,569
                                                                              ========    =======     ======     =====
Outstanding units: Type I (note 2)..........................................    33,532     37,952         --        --
                                                                              ========    =======     ======     =====
Net asset value per unit: Type I............................................  $   9.56       5.01         --        --
                                                                              ========    =======     ======     =====
Outstanding units: Type II (note 2).........................................       663      3,416      4,990       901
                                                                              ========    =======     ======     =====
Net asset value per unit: Type II...........................................  $   8.36       5.88       6.01      7.93
                                                                              ========    =======     ======     =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                             Janus Aspen Series -- Service Shares (continued)
                                                                             ------------------------------------------------
                                                                               Capital      Worldwide   International
                                                                             Appreciation    Growth        Growth     Balanced
                                                                              Portfolio     Portfolio     Portfolio   Portfolio
                                                                                ------------   --------- ------------- --------
Assets
Investments in Janus Aspen Series -- Service Shares, at fair value (note 2):
  Capital Appreciation Portfolio (207 shares; cost -- $5,021)...............    $4,718           --            --          --
  Worldwide Growth Portfolio (79 shares; cost -- $2,663)....................        --        2,493            --          --
  International Growth Portfolio (94 shares; cost -- $2,513)................        --           --         2,430          --
  Balanced Portfolio (2,000 shares; cost -- $48,280)........................        --           --            --      47,669
Receivable from affiliate...................................................        --           --            --          --
                                                                                ------        -----         -----      ------
   Total assets.............................................................     4,718        2,493         2,430      47,669
                                                                                ------        -----         -----      ------
Liabilities
Accrued expenses payable to affiliate (note 3)..............................        --           --            --          --
                                                                                ------        -----         -----      ------
   Total liabilities........................................................        --           --            --          --
                                                                                ------        -----         -----      ------
Net assets attributable to variable life policyholders......................    $4,718        2,493         2,430      47,669
                                                                                ======        =====         =====      ======
Outstanding units: Type I (note 2)..........................................        --           --            --          --
                                                                                ======        =====         =====      ======
Net asset value per unit: Type I............................................    $   --           --            --          --
                                                                                ======        =====         =====      ======
Outstanding units: Type II (note 2).........................................       665          333           332       5,093
                                                                                ======        =====         =====      ======
Net asset value per unit: Type II...........................................    $ 7.94         7.97          7.74        9.70
                                                                                ======        =====         =====      ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                                        Goldman Sachs
                                                                                   Variable Insurance Trust
                                                                                   ------------------------
                                                                                   Growth and     Mid Cap
                                                                                     Income        Value
                                                                                      Fund         Fund
                                                                                     ----------  ---------
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
  Growth and Income Fund (5,553 shares; cost -- $60,558)..........................  $54,033            --
  Mid Cap Value Fund (146,856 shares; cost -- $1,582,656).........................       --     1,687,377
Investments in Salomon Brothers Variable Series Fund Inc., at fair value (note 2):
  Strategic Bond Fund (2,542 shares; cost -- $25,485).............................       --            --
  Investors Fund (39,346 shares; cost -- $533,922)................................       --            --
  Total Return Fund (1,478 shares; cost -- $15,871)...............................       --            --
Receivable from affiliate.........................................................       11            17
                                                                                     -------     ---------
   Total assets...................................................................   54,044     1,687,394
                                                                                     -------     ---------
Liabilities
Accrued expenses payable to affiliate (note 3)....................................       19           514
Payable for units withdrawn.......................................................       --         4,536
                                                                                     -------     ---------
   Total liabilities..............................................................       19         5,050
                                                                                     -------     ---------
Net assets attributable to variable life policyholders............................  $54,025     1,682,344
                                                                                     =======     =========
Outstanding units: Type I (note 2)................................................    6,670       145,280
                                                                                     =======     =========
Net asset value per unit: Type I..................................................  $  8.10         11.58
                                                                                     =======     =========
Outstanding units: Type II (note 2)...............................................       --            --
                                                                                     =======     =========
Net asset value per unit: Type II.................................................  $    --            --
                                                                                     =======     =========

                                                                                        Salomon Brothers
                                                                                   Variable Series Fund Inc.
                                                                                   --------------------------
                                                                                   Strategic           Total
                                                                                     Bond    Investors Return
                                                                                     Fund      Fund     Fund
                                                                                   --------- --------- ------
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
  Growth and Income Fund (5,553 shares; cost -- $60,558)..........................      --         --      --
  Mid Cap Value Fund (146,856 shares; cost -- $1,582,656).........................      --         --      --
Investments in Salomon Brothers Variable Series Fund Inc., at fair value (note 2):
  Strategic Bond Fund (2,542 shares; cost -- $25,485).............................  25,545         --      --
  Investors Fund (39,346 shares; cost -- $533,922)................................      --    525,667      --
  Total Return Fund (1,478 shares; cost -- $15,871)...............................      --         --  15,558
Receivable from affiliate.........................................................       2         34       3
                                                                                    ------    -------  ------
   Total assets...................................................................  25,547    525,701  15,561
                                                                                    ------    -------  ------
Liabilities
Accrued expenses payable to affiliate (note 3)....................................       9        186       6
Payable for units withdrawn.......................................................      --         --      --
                                                                                    ------    -------  ------
   Total liabilities..............................................................       9        186       6
                                                                                    ------    -------  ------
Net assets attributable to variable life policyholders............................  25,538    525,515  15,555
                                                                                    ======    =======  ======
Outstanding units: Type I (note 2)................................................   2,322     34,964   1,408
                                                                                    ======    =======  ======
Net asset value per unit: Type I..................................................   11.00      15.03   11.05
                                                                                    ======    =======  ======
Outstanding units: Type II (note 2)...............................................      --         --      --
                                                                                    ======    =======  ======
Net asset value per unit: Type II.................................................      --         --      --
                                                                                    ======    =======  ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)


                                                                                                    Dreyfus
                                                                                             ----------------------
                                                                                               Dreyfus Investment
                                                                                             Portfolios -- Emerging
                                                                                               Markets Portfolio
                                                                                             ----------------------
Assets
Investments in Dreyfus, at fair value (note 2):
  Dreyfus Investment Portfolios -- Emerging Markets Portfolio (428 shares; cost -- $97,000).         $4,054
Investments in MFS Variable Insurance Trust, at fair value (note 2):
  MFS Investors Growth Stock Series (1,571 shares; cost -- $16,778).........................             --
  MFS Utility Series (993 shares; cost -- $20,266)..........................................             --
                                                                                                     ------
   Total assets.............................................................................          4,054
                                                                                                     ------
Net assets attributable to variable life policyholders......................................         $4,054
                                                                                                     ======
Outstanding units: Type I (note 2)..........................................................             --
                                                                                                     ======
Net asset value per unit: Type I............................................................         $   --
                                                                                                     ======
Outstanding units: Type II (note 2).........................................................            459
                                                                                                     ======
Net asset value per unit: Type II...........................................................         $ 9.73
                                                                                                     ======

                                                                                                   MFS Variable
                                                                                                  Insurance Trust
                                                                                             -------------------------
                                                                                             MFS Investors
                                                                                             Growth Stock  MFS Utility
                                                                                                Series       Series
                                                                                             ------------- -----------
Assets
Investments in Dreyfus, at fair value (note 2):
  Dreyfus Investment Portfolios -- Emerging Markets Portfolio (428 shares; cost -- $97,000).        --           --
Investments in MFS Variable Insurance Trust, at fair value (note 2):
  MFS Investors Growth Stock Series (1,571 shares; cost -- $16,778).........................    16,852           --
  MFS Utility Series (993 shares; cost -- $20,266)..........................................        --       18,766
                                                                                                ------       ------
   Total assets.............................................................................    16,852       18,766
                                                                                                ------       ------
Net assets attributable to variable life policyholders......................................    16,852       18,766
                                                                                                ======       ======
Outstanding units: Type I (note 2)..........................................................        --           --
                                                                                                ======       ======
Net asset value per unit: Type I............................................................        --           --
                                                                                                ======       ======
Outstanding units: Type II (note 2).........................................................     2,328        2,157
                                                                                                ======       ======
Net asset value per unit: Type II...........................................................      7.72         9.01
                                                                                                ======       ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                             Alliance Variable Products
                                                                                 Series Fund, Inc.
                                                                           ------------------------------
                                                                           Growth and  Premier
                                                                             Income    Growth    Quasar
                                                                           Portfolio  Portfolio Portfolio
                                                                           ---------- --------- ---------
Assets
Investments in Alliance Variable Products Series Fund, Inc., at fair value
 (note 2):
  Growth and Income Portfolio (1,440 shares; cost -- $35,305).............  $33,429        --        --
  Premier Growth Portfolio (840 shares; cost -- $39,077)..................       --    22,572        --
  Quasar Portfolio (502 shares; cost -- $5,445)...........................       --        --     5,561
Investments in AIM Variable Insurance Funds, at fair value (note 2):
  AIM V.I. Capital Appreciation Fund (99 shares; cost -- $2,658)..........       --        --        --
  AIM V.I. Value Fund (891 shares; cost -- $22,348).......................       --        --        --
                                                                            -------    ------     -----
   Total assets...........................................................   33,429    22,572     5,561
                                                                            -------    ------     -----
Net assets attributable to variable life policyholders....................  $33,429    22,572     5,561
                                                                            =======    ======     =====
Outstanding units: Type I (note 2)........................................       --        --        --
                                                                            =======    ======     =====
Net asset value per unit: Type I..........................................  $    --        --        --
                                                                            =======    ======     =====
Outstanding units: Type II (note 2).......................................    3,115     2,970       689
                                                                            =======    ======     =====
Net asset value per unit: Type II.........................................  $ 10.97      8.17      9.05
                                                                            =======    ======     =====

                                                                            AIM Variable Insurance
                                                                                     Funds
                                                                           -------------------------
                                                                           AIM V.I. Capital AIM V.I.
                                                                             Appreciation    Value
                                                                                 Fund         Fund
                                                                           ---------------- --------
Assets
Investments in Alliance Variable Products Series Fund, Inc., at fair value
 (note 2):
  Growth and Income Portfolio (1,440 shares; cost -- $35,305).............         --            --
  Premier Growth Portfolio (840 shares; cost -- $39,077)..................         --            --
  Quasar Portfolio (502 shares; cost -- $5,445)...........................         --            --
Investments in AIM Variable Insurance Funds, at fair value (note 2):
  AIM V.I. Capital Appreciation Fund (99 shares; cost -- $2,658)..........      2,578            --
  AIM V.I. Value Fund (891 shares; cost -- $22,348).......................         --        22,883
                                                                                -----        ------
   Total assets...........................................................      2,578        22,883
                                                                                -----        ------
Net assets attributable to variable life policyholders....................      2,578        22,883
                                                                                =====        ======
Outstanding units: Type I (note 2)........................................         --            --
                                                                                =====        ======
Net asset value per unit: Type I..........................................         --            --
                                                                                =====        ======
Outstanding units: Type II (note 2).......................................        395         2,680
                                                                                =====        ======
Net asset value per unit: Type II.........................................       7.34          9.03
                                                                                =====        ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

                                                                             PIMCO Variable Insurance Trust
                                                                       ------------------------------------------
                                                                       Long-Term U.S.                    Total
                                                                         Government   High Yield Bond Return Bond
                                                                         Portfolio       Portfolio     Portfolio
                                                                       -------------- --------------- -----------
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
  Long-Term U.S. Government Portfolio (1,594 shares; cost -- $32,958).    $16,403             --            --
  High Yield Bond Portfolio (3,981 shares; cost -- $32,958)...........         --         31,730            --
  Total Return Bond Portfolio (1,190 shares; cost -- $11,612).........         --             --        11,599
Dividends Receivable..................................................         67            206            50
                                                                          -------         ------        ------
   Total assets.......................................................     16,470         31,936        11,649
                                                                          =======         ======        ======
Liabilities
Accrued expenses payable to affiliate (note 3)........................         67            205            50
                                                                          -------         ------        ------
   Total liabilities..................................................         67            205            50
                                                                          -------         ------        ------
Net assets attributable to variable life policyholders................    $16,403         31,731        11,599
                                                                          =======         ======        ======
Outstanding units: Type I (note 2)....................................         --             --            --
                                                                          =======         ======        ======
Net asset value per unit: Type I......................................    $    --             --            --
                                                                          =======         ======        ======
Outstanding units: Type II (note 2)...................................      1,522          3,261         1,094
                                                                          =======         ======        ======
Net asset value per unit: Type II.....................................    $ 10.58           9.94         10.58
                                                                          =======         ======        ======

           See accompanying notes to unaudited financial statements.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Statements of Operations
                                  (Unaudited)

                                                                              GE Investments Funds Inc.
                                                         ------------------------------------------------------------------
                                                                        Money    Total    International Real Estate Global
                                                         S&P 500 Index  Market   Return      Equity     Securities  Income
                                                             Fund        Fund     Fund        Fund         Fund      Fund
                                                         ------------- --------  -------  ------------- ----------- -------
                                                                           Six months ended June 30, 2001
                                                         ------------------------------------------------------------------
Investment income:
  Income -- Ordinary dividends..........................   $      --    312,793       --          --          --         --
  Expenses -- Mortality and expense risk charges --
   Type I (note 3)......................................      44,846     80,324   11,567       2,055       7,468      1,808
  Expenses -- Mortality and expense risk charges --
   Type II (note 3).....................................         186        411       --          --          --         --
                                                           ---------   --------  -------     -------      ------    -------
Net investment income (expense).........................     (45,032)   232,058  (11,567)     (2,055)     (7,468)    (1,808)
                                                           ---------   --------  -------     -------      ------    -------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................     (61,668)  (597,698)   4,884     (11,572)     (4,053)    (8,896)
  Unrealized appreciation (depreciation) on investments.    (438,489)        --  (59,910)    (31,939)     63,082     (5,866)
                                                           ---------   --------  -------     -------      ------    -------
Net realized and unrealized gain (loss) on investments..    (500,157)  (597,698) (55,026)    (43,511)     59,029    (14,762)
                                                           ---------   --------  -------     -------      ------    -------
Increase (decrease) in net assets from operations.......   $(545,189)  (365,640) (66,593)    (45,566)     51,561    (16,570)
                                                           =========   ========  =======     =======      ======    =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                           GE Investments Funds, Inc. (continued)
                                                        --------------------------------------------------------------
                                                          Mid-Cap                        Premier Growth     Value
                                                        Value Equity Income  U.S. Equity     Equity         Equity
                                                            Fund      Fund      Fund          Fund           Fund
                                                        ------------ ------  ----------- -------------- --------------
                                                                                                         Period from
                                                                                                        April 17, 2001
                                                                                                         to June 30,
                                                                Six months ended June 30, 2001               2001
                                                        ----------------------------------------------  --------------
Investment income:
  Income -- Ordinary dividends.........................   $    --        --        --            --           --
  Expenses -- Mortality and expense risk charges --
   Type I (note 3).....................................     6,872     8,289     1,012         4,125           --
  Expenses -- Mortality and expense risk charges --
   Type II (note 3)....................................        65        --        17            17           12
                                                          -------    ------    ------       -------          ---
Net investment income (expense)........................    (6,938)   (8,289)   (1,030)       (4,142)         (12)
                                                          -------    ------    ------       -------          ---
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................    26,852     5,123      (397)       (2,589)           8
  Unrealized appreciation (depreciation) on
   investments.........................................    (8,835)   38,309    (8,540)      (35,323)          (4)
                                                          -------    ------    ------       -------          ---
Net realized and unrealized gain (loss) on
 investments...........................................    18,017    43,432    (8,937)      (37,912)           4
                                                          -------    ------    ------       -------          ---
Increase (decrease) in net assets from operations......   $11,079    35,143    (9,967)      (42,054)          (8)
                                                          =======    ======    ======       =======          ===


                                                          Small-Cap
                                                         Value Equity
                                                             Fund
                                                        --------------
                                                         Period from
                                                        March 14, 2001
                                                         to June 30,
                                                             2001
                                                        --------------
Investment income:
  Income -- Ordinary dividends.........................        --
  Expenses -- Mortality and expense risk charges --
   Type I (note 3).....................................        --
  Expenses -- Mortality and expense risk charges --
   Type II (note 3)....................................        33
                                                            -----
Net investment income (expense)........................       (33)
                                                            -----
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss).............................       120
  Unrealized appreciation (depreciation) on
   investments.........................................     1,610
                                                            -----
Net realized and unrealized gain (loss) on
 investments...........................................     1,730
                                                            -----
Increase (decrease) in net assets from operations......     1,697
                                                            =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                                Oppenheimer Variable Account Funds
                                                                      ------------------------------------------------------
                                                                                  Capital    Aggressive   High      Multiple
                                                                       Bond     Appreciation   Growth    Income    Strategies
                                                                      Fund/VA     Fund/VA     Fund/VA    Fund/VA    Fund/VA
                                                                      --------  ------------ ----------  --------  ----------
                                                                                  Six months ended June 30, 2001
                                                                      ------------------------------------------------------
Investment Income:
  Income -- Ordinary dividends....................................... $134,983      27,558       58,814   349,589    118,588
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..   10,631      30,920       44,255    23,076     21,188
  Expenses -- Mortality and expense risk charges -- Type II (note 3).       --          --           --        --         --
                                                                      --------    --------   ----------  --------   --------
Net investment income (expense)......................................  124,352      (3,362)      14,559   326,513     97,400
                                                                      --------    --------   ----------  --------   --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................  (32,323)    (50,162)    (537,712)  (62,364)    (5,780)
  Unrealized appreciation (depreciation) on investments..............  (12,615)   (619,737)  (2,598,847) (221,414)  (111,553)
  Capital gain distributions.........................................       --     413,546      917,686        --    158,396
                                                                      --------    --------   ----------  --------   --------
Net realized and unrealized gain (loss) on investments...............  (44,938)   (256,353)  (2,218,873) (283,778)    41,063
                                                                      --------    --------   ----------  --------   --------
Increase (decrease) in net assets from operations.................... $ 79,414    (259,715)  (2,204,314)   42,735    138,463
                                                                      ========    ========   ==========  ========   ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                            Oppenheimer Variable Account
                                                               Funds -- Class 2 Shares    Variable Insurance Products Fund
                                                            ----------------------------- --------------------------------
                                                               Global       Main Street    Equity-
                                                             Securities   Growth & Income  Income      Growth     Overseas
                                                              Fund/VA         Fund/VA     Portfolio   Portfolio   Portfolio
                                                            ------------  --------------- ----------  ----------  ---------
                                                             Period from March 30, 2001
                                                                  to June 30, 2001         Six months ended June 30, 2001
                                                            ----------------------------- --------------------------------
Investment income:
 Income -- Ordinary dividends.............................. $         --          76         220,067       9,054   165,318
 Expenses -- Mortality and expense risk charges -- Type I
   (note 3)................................................           --          --          87,794      79,163    22,180
 Expenses -- Mortality and expense risk charges -- Type II
   (note 3)................................................           32          71              --          --        --
                                                            ------------       -----      ----------  ----------  --------
Net investment income (expense)............................          (32)          5         132,273     (70,109)  143,138
                                                            ------------       -----      ----------  ----------  --------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..................................            6         346          39,086    (193,611) (364,288)
 Unrealized appreciation (depreciation) on investments.....       (5,834)        256      (1,007,727) (1,950,032) (478,049)
 Capital gain distributions................................           --          --         618,284     851,111   261,309
                                                            ------------       -----      ----------  ----------  --------
Net realized and unrealized gain (loss) on investments.....       (5,828)        602        (350,357) (1,292,532) (581,028)
                                                            ------------       -----      ----------  ----------  --------
Increase (decrease) in net assets from operations.......... $     (5,860)        607        (218,084) (1,362,641) (437,890)
                                                            ============       =====      ==========  ==========  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                  Variable Insurance Products Fund --       Variable Insurance
                                                            Service Class 2                  Products Fund II
                                                  ----------------------------------       --------------------
                                                                                             Asset
                                                   Equity-Income                            Manager  Contrafund
                                                     Portfolio       Growth Portfolio      Portfolio Portfolio
                                                  ----------------   ----------------      --------- ----------
                                                    Period from        Period from
                                                    May 26, 2001      April 25, 2001         Six months ended
                                                  to June 30, 2001   to June 30, 2001          June 30, 2001
                                                  ----------------   ----------------      --------------------
Investment income:
Income -- Ordinary dividends.....................    $      --                --            270,132      67,096
Expenses -- Mortality and expense risk charges --
 Type I (note 3).................................           --                --             43,194      55,900
Expenses -- Mortality and expense risk charges --
 Type II (note 3)................................           25                26                 --          --
                                                      ---------           -------          --------  ----------
Net investment income (expense)..................          (25)              (26)           226,938      11,196
                                                      ---------           -------          --------  ----------
Net realized and unrealized gain (loss) on
 investments:
Net realized gain (loss).........................           21                10            (16,889)    (62,856)
Unrealized appreciation (depreciation) on
 investments.....................................         (128)              107           (598,149) (1,178,318)
Capital gain distributions.......................           --                --            101,299     236,810
                                                      ---------           -------          --------  ----------
Net realized and unrealized gain (loss) on
 investments.....................................         (107)              117           (513,739) (1,004,364)
                                                      ---------           -------          --------  ----------
Increase (decrease) in net assets from operations    $    (132)               91           (286,801)   (993,168)
                                                      =========           =======          ========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                      Variable Insurance
                                                                       Products Fund --    Variable Insurance
                                                                       Service Class 2      Products Fund III
                                                                      ------------------ ----------------------
                                                                                         Growth &     Growth
                                                                          Contrafund      Income   Opportunities
                                                                          Portfolio      Portfolio   Portfolio
                                                                      ------------------ --------- -------------
                                                                          Six months
                                                                            ended           Six months ended
                                                                        June 30, 2001         June 30, 2001
                                                                      ------------------ ----------------------
Investment income:
  Income -- Ordinary dividends.......................................       $  --          12,725       1,715
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..          --           6,022       2,858
  Expenses -- Mortality and expense risk charges -- Type II (note 3).          53              --          --
                                                                            -----         -------     -------
Net investment income (expense)......................................         (53)          6,703      (1,143)
                                                                            -----         -------     -------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................         314         (31,229)    (26,316)
  Unrealized appreciation (depreciation) on investments..............        (175)        (81,197)    (24,238)
  Capital gain distributions.........................................          --          40,855          --
                                                                            -----         -------     -------
Net realized and unrealized gain (loss) on investments...............         139         (71,571)    (50,554)
                                                                            -----         -------     -------
Increase (decrease) in net assets from operations....................       $  86         (64,868)    (51,697)
                                                                            =====         =======     =======

                                                                       Variable Insurance
                                                                      Products Fund III --
                                                                        Service Class 2
                                                                      --------------------


                                                                       Mid Cap Portfolio
                                                                      --------------------

                                                                           Six months
                                                                      ended June 30, 2001
                                                                      --------------------
Investment income:
  Income -- Ordinary dividends.......................................            --
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..            --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).            15
                                                                            -------
Net investment income (expense)......................................           (15)
                                                                            -------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................       (16,863)
  Unrealized appreciation (depreciation) on investments..............        16,972
  Capital gain distributions.........................................            --
                                                                            -------
Net realized and unrealized gain (loss) on investments...............           109
                                                                            -------
Increase (decrease) in net assets from operations....................            94
                                                                            =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                                                                PBHG Insurance
                                                         Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                                                         --------------------------  -----------------------  ------------------
                                                                                                                PBHG
                                                                    High                                        Large
                                                         American  Income                Small      LargeCap     Cap      PBHG
                                                         Leaders    Bond    Utility  Capitalization  Growth    Growth   Growth II
                                                         Fund II   Fund II  Fund II    Portfolio    Portfolio Portfolio Portfolio
                                                         --------  -------  -------  -------------- --------- --------- ---------
                                                              Six months ended           Six months ended      Six months ended
                                                                June 30, 2001             June 30, 2001          June 30, 2001
                                                         --------------------------  -----------------------  ------------------
Investment income:
  Income -- Ordinary dividends.......................... $ 10,435   68,067   12,619           821      9,967        --        --
  Expenses -- Mortality and expense risk charges --
   Type I (note 3)......................................    5,313    4,531    2,588        13,712     28,601     4,064     8,663
  Expenses -- Mortality and expense risk charges --
   Type II (note 3).....................................       --       --       --            --         --        --        --
                                                         --------  -------  -------    ----------   --------  --------  --------
Net investment income (expense).........................    5,122   63,536   10,031       (12,891)   (18,634)   (4,064)   (8,663)
                                                         --------  -------  -------    ----------   --------  --------  --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................    2,156  (24,312)  (2,011)   (1,586,237)  (201,289)  (76,037) (543,563)
  Unrealized appreciation (depreciation) on investments.  (14,442) (37,326) (30,994)    1,093,658   (598,673)  (62,811)  187,943
  Capital gain distributions............................    4,548       --       --            --    540,451        --        --
                                                         --------  -------  -------    ----------   --------  --------  --------
Net realized and unrealized gain (loss) on investments..   (7,738) (61,638) (33,005)     (492,579)  (259,511) (138,848) (355,620)
                                                         --------  -------  -------    ----------   --------  --------  --------
Increase (decrease) in net assets from operations....... $ (2,616)   1,898  (22,974)     (505,470)  (278,145) (142,912) (364,283)
                                                         ========  =======  =======    ==========   ========  ========  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                                  Janus Aspen Series
                                                  ----------------------------------------------------------------------
                                                  Aggressive               Worldwide             Flexible  International
                                                    Growth      Growth      Growth     Balanced   Income      Growth
                                                  Portfolio    Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                                  -----------  ----------  ----------  --------- --------- -------------
                                                                            Six months ended June 30, 2001
                                                  ----------------------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges
   -- Type I (note 3)............................ $    31,882      51,191      87,723    44,191    1,805       18,278
  Expenses -- Mortality and expense risk charges
   -- Type II (note 3)...........................          --          --          --        --       --           --
                                                  -----------  ----------  ----------  --------   ------     --------
Net investment income (expense)..................     (31,882)    (51,191)    (87,723)  (44,191)  (1,805)     (18,278)
                                                  -----------  ----------  ----------  --------   ------     --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................  (2,734,651)    (87,645)   (275,738)  124,741      380     (222,617)
  Unrealized appreciation (depreciation) on
   investments...................................   1,232,219    (911,016) (1,708,799) (442,700)  (2,604)    (253,602)
  Capital gain distributions.....................          --      15,770      26,217    74,955    8,902       15,118
                                                  -----------  ----------  ----------  --------   ------     --------
Net realized and unrealized gain (loss) on
 investments.....................................  (1,502,432)   (982,891) (1,958,320) (243,004)   6,678     (461,101)
                                                  -----------  ----------  ----------  --------   ------     --------
Increase (decrease) in net assets from operations $(1,534,314) (1,034,082) (2,046,043) (287,195)   4,873     (479,379)
                                                  ===========  ==========  ==========  ========   ======     ========


                                                    Capital
                                                  Appreciation
                                                   Portfolio
                                                  ------------


Investment income:
  Expenses -- Mortality and expense risk charges
   -- Type I (note 3)............................     16,593
  Expenses -- Mortality and expense risk charges
   -- Type II (note 3)...........................         --
                                                    --------
Net investment income (expense)..................    (16,593)
                                                    --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................   (275,860)
  Unrealized appreciation (depreciation) on
   investments...................................   (215,043)
  Capital gain distributions.....................     17,791
                                                    --------
Net realized and unrealized gain (loss) on
 investments.....................................   (473,112)
                                                    --------
Increase (decrease) in net assets from operations   (489,705)
                                                    ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                           Janus Aspen Series -- Service Shares
                                                         -----------------------------------------------------------------------
                                                            Global Life     Global Technology    Aggressive
                                                         Sciences Portfolio     Portfolio     Growth Portfolio  Growth Portfolio
                                                         ------------------ ----------------- ----------------- -----------------
                                                                                                 Period from       Period from
                                                                                              March 14, 2001 to April 26, 2001 to
                                                            Six months ended June 30, 2001      June 30, 2001     June 30, 2001
                                                         -----------------------------------  ----------------- -----------------
Investment income:
  Expenses -- Mortality and expense risk charges --
   Type I (note 3)......................................      $  1,196             1,651              --                --
  Expenses -- Mortality and expense risk charges --
   Type II (note 3).....................................            17                34              50                19
                                                              --------          --------            ----              ----
Net investment income (expense).........................        (1,213)           (1,684)            (50)              (19)
                                                              --------          --------            ----              ----
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................       (15,786)         (120,797)            900                13
  Unrealized appreciation (depreciation) on investments.       (15,186)           24,228            (303)             (202)
  Capital gain distributions............................            --             1,283              --                12
                                                              --------          --------            ----              ----
Net realized and unrealized gain (loss) on investments..       (30,972)          (95,286)            597              (177)
                                                              --------          --------            ----              ----
Increase (decrease) in net assets from operations.......      $(32,185)          (96,970)            547              (196)
                                                              ========          ========            ====              ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                  Janus Aspen Series -- Service Shares (continued)
                                                            ------------------------------------------------------------
                                                              Capital
                                                            Appreciation    Worldwide      International      Balanced
                                                             Portfolio   Growth Portfolio Growth Portfolio   Portfolio
                                                            ------------ ---------------- ---------------- --------------
                                                            Period from    Period from      Period from     Period from
                                                            June 1, 2001   May 9, 2001     June 15, 2001   March 14, 2001
                                                            to June 30,    to June 30,      to June 30,     to June 30,
                                                                2001           2001             2001            2001
                                                            ------------ ---------------- ---------------- --------------
Investment income:
 Expenses -- Mortality and expense risk charges -- Type I
   (note 3)................................................    $  --             --              --               --
 Expenses -- Mortality and expense risk charges -- Type II
   (note 3)................................................        5              5              36               94
                                                               -----           ----             ---             ----
Net investment income (expense)............................       (5)            (5)            (36)             (94)
                                                               -----           ----             ---             ----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..................................        4             19              37               21
 Unrealized appreciation (depreciation) on investments.....     (304)          (170)            (83)            (610)
 Capital gain distributions................................       31              5              13              397
                                                               -----           ----             ---             ----
Net realized and unrealized gain (loss) on investments.....     (269)          (146)            (33)            (192)
                                                               -----           ----             ---             ----
Increase (decrease) in net assets from operations..........    $(274)          (151)            (69)            (286)
                                                               =====           ====             ===             ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                          Goldman Sachs
                                                     Variable Insurance Trust    Salomon Brothers Variable Series Fund Inc.
                                                  -----------------------------  ------------------------------------------
                                                   Growth and     Mid Cap Value  Strategic Bond                Total Return
                                                   Income Fund        Fund            Fund      Investors Fund     Fund
                                                  -------------   -------------  -------------- -------------- ------------
                                                  Six months ended June 30, 2001       Six months ended June 30, 2001
                                                  -----------------------------  ------------------------------------------
Investment income:
 Expenses -- Mortality and expense risk charges
   -- Type I (note 3)............................ $         273          6,555         90            2,372           99
 Expenses -- Mortality and expense risk charges
   -- Type II (note 3)...........................            --             --         --               --           --
                                                  -------------    ------------       ---          -------         ----
Net investment income (expense)..................          (273)        (6,555)       (90)          (2,372)         (99)
                                                  -------------    ------------       ---          -------         ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................           (65)        42,844         87           (6,087)           1
 Unrealized appreciation (depreciation) on
   investments...................................        (2,986)        30,598         60           (9,168)        (256)
 Capital gain distributions......................            --             --         --            5,130           --
                                                  -------------    ------------       ---          -------         ----
Net realized and unrealized gain (loss) on
 investments.....................................        (3,051)        73,442        147          (10,125)        (255)
                                                  -------------    ------------       ---          -------         ----
Increase (decrease) in net assets from operations $      (3,324)        66,888         57          (12,497)        (354)
                                                  =============    ============       ===          =======         ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                            Dreyfus       MFS Variable Insurance Trust
                                                                      ------------------- -----------------------------
                                                                      Dreyfus Investment  MFS Investors
                                                                      Portfolios-Emerging  Growth Stock   MFS Utility
                                                                       Markets Portfolio      Series         Series
                                                                      ------------------- -------------- --------------
                                                                          Period from      Period from    Period from
                                                                         May 15, 2001     April 12, 2001 March 14, 2001
                                                                          to June 30,      to June 30,    to June 30,
                                                                             2001              2001           2001
                                                                      ------------------- -------------- --------------
Investment income:
  Income -- Ordinary dividends.......................................      $     --              8               75
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..            --             --               --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).            15             37               35
                                                                           --------            ---           ------
Net investment income (expense)......................................           (15)           (29)              40
                                                                           --------            ---           ------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................        93,054             23              (27)
  Unrealized appreciation (depreciation) on investments..............       (92,947)            75           (1,500)
  Capital gain distributions.........................................            --             97              198
                                                                           --------            ---           ------
Net realized and unrealized gain (loss) on investments...............           107            195           (1,329)
                                                                           --------            ---           ------
Increase (decrease) in net assets from operations....................      $     92            166           (1,289)
                                                                           ========            ===           ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                           Alliance Variable Products Series Fund, Inc.     AIM Variable Insurance Funds, Inc.
                                           ---------------------------------------------   -----------------------------------
                                             Growth and         Premier
                                               Income            Growth        Quasar      AIM V.I. Capital     AIM V.I. Value
                                             Portfolio         Portfolio      Portfolio    Appreciation Fund         Fund
                                           --------------    --------------  -----------   -----------------    --------------
                                            Period from                      Period from                         Period from
                                           April 26, 2001      Six months    May 1, 2001      Six months        April 12, 2002
                                            to June 30,      ended June 30,  to June 30,    ended June 30,       to June 30,
                                                2001              2001          2001             2001                2001
                                           --------------    --------------  -----------   -----------------    --------------
Investment income:
 Income -- Ordinary dividends.............  $        181                --          --               --                 --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 3).............            --                --          --               --                 --
 Expenses -- Mortality and expense risk
   charges -- Type II (note 3)............            60                80          11                5                 48
                                            ------------      -------------    -------          -------             -------
Net investment income (expense)...........           121               (80)        (11)              (5)               (48)
                                            ------------      -------------    -------          -------             -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).................             8               389           4               11                 26
 Unrealized appreciation (depreciation) on
   investments............................        (1,876)          (16,505)        115              (80)               535
 Capital gain distributions...............         1,401             1,213         171               --                 --
                                            ------------      -------------    -------          -------             -------
Net realized and unrealized gain (loss) on
 investments..............................          (467)          (14,903)        290              (69)               561
                                            ------------      -------------    -------          -------             -------
Increase (decrease) in net assets from
 operations...............................  $       (346)          (14,983)        279              (74)               513
                                            ============      =============    =======          =======             =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                            PIMCO Variable Insurance Trust
                                                                      ------------------------------------------
                                                                      Long-Term U.S.                    Total
                                                                        Government   High Yield Bond Return Bond
                                                                        Portfolio       Portfolio     Portfolio
                                                                      -------------- --------------- ------------
                                                                       Period from     Period from   Period from
                                                                       May 3, 2001   March 14, 2001  May, 3, 2001
                                                                       to June 30,     to June 30,   to June 30,
                                                                           2001           2001           2001
                                                                      -------------- --------------- ------------
Investment income:
  Income -- Ordinary dividends.......................................     $ 114             619           98
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..        --              --           --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).        24              81           21
                                                                          -----          ------          ---
Net investment income (expense)......................................        90             538           77
                                                                          -----          ------          ---
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................        20              64           20
  Unrealized appreciation (depreciation) on investments..............      (105)         (1,228)         (13)
  Capital gain distributions.........................................        --              --           --
                                                                          -----          ------          ---
Net realized and unrealized gain (loss) on investments...............       (85)         (1,164)           7
                                                                          -----          ------          ---
Increase (decrease) in net assets from operations....................     $   5            (626)          84
                                                                          =====          ======          ===

           See accompanying notes to unaudited financial statements.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statement of Changes in Net Assets
                                  (Unaudited)

                                                                       GE Investments Funds, Inc.
                                               --------------------------------------------------------------------------
                                                                                       International Real Estate  Global
                                               S&P 500 Index Money Market Total Return    Equity     Securities   Income
                                                   Fund          Fund         Fund         Fund         Fund       Fund
                                               ------------- ------------ ------------ ------------- ----------- --------
                                                                     Six months ended June 30, 2001
                                               --------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).............  $  (45,032)      232,058     (11,567)      (2,055)       (7,468)   (1,808)
  Net realized gain (loss)....................     (61,668)     (597,698)      4,884      (11,572)       (4,053)   (8,896)
  Unrealized appreciation (depreciation) on
   investments................................    (438,489)           --     (59,910)     (31,939)       63,082    (5,866)
                                                ----------    ----------   ---------      -------    ----------  --------
   Increase (decrease) in net assets from
    operations................................    (545,189)     (365,640)    (66,593)     (45,566)       51,561   (16,570)
                                                ----------    ----------   ---------      -------    ----------  --------
From capital transactions:
  Net premiums................................      92,627     1,888,948      31,232           --            --        --
  Loan interest...............................      (2,382)       (9,963)        (27)          --          (444)   70,693
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.............................          --            --     (13,185)          --        (1,201)       --
   Surrenders.................................    (132,978)      (63,021)    (40,369)          --       (26,545)       --
   Loans......................................     (37,026)     (116,174)      9,580           --       (31,958)       --
   Cost of insurance and administrative
    expense (note 3)..........................     (42,423)      (77,443)     (9,616)      (1,832)       (5,759)     (357)
   Transfer gain (loss) and transfer fees.....      (6,467)   (1,581,098)       (966)       2,740       (28,618)   19,740
   Transfers (to) from the Guarantee Account..      32,686         9,647      13,978           --            --        --
  Interfund transfers.........................     117,310     2,792,692      59,512        1,931    (2,711,947) (697,217)
                                                ----------    ----------   ---------      -------    ----------  --------
Increase (decrease) in net assets from capital
 transactions.................................      21,347     2,843,588      50,139        2,839    (2,806,472) (607,141)
                                                ----------    ----------   ---------      -------    ----------  --------
Increase (decrease) in net assets.............    (523,842)    2,477,948     (16,454)     (42,727)   (2,754,911) (623,711)
Net assets at beginning of year...............   7,214,168    10,936,216   1,754,732      332,351     3,414,078   647,115
                                                ----------    ----------   ---------      -------    ----------  --------
Net assets at end of period...................  $6,690,326    13,414,164   1,738,278      289,624       659,167    23,404
                                                ==========    ==========   =========      =======    ==========  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                     GE Investments Funds, Inc. (continued)
                                               -------------------------------------------------------------------

                                               Mid-Cap Value             U.S. Equity Premier Growth  Value Equity
                                                Equity Fund  Income Fund    Fund      Equity Fund        Fund
                                               ------------- ----------- ----------- -------------- --------------
                                                                                                     Period from
                                                                                                    April 17, 2001
                                                                                                     to June 30,
                                                          Six months ended June 30, 2001                 2001
                                               ---------------------------------------------------  --------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).............  $   (6,938)      (8,289)    (1,030)      (4,142)          (12)
  Net realized gain (loss)....................      26,852        5,123       (397)      (2,589)            8
  Unrealized appreciation (depreciation) on
   investments................................      (8,835)      38,309     (8,540)     (35,323)           (4)
                                                ----------    ---------    -------      -------         -----
   Increase (decrease) in net assets from
    operations................................      11,079       35,143     (9,967)     (42,054)           (8)
                                                ----------    ---------    -------      -------         -----
From capital transactions:
  Net premiums................................      50,441       10,865     12,158       10,484         6,057
  Loan interest...............................      (1,371)          41         (1)          --            --
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.............................          --           --         --           --            --
   Surrenders.................................          --     (172,076)        --           --            --
   Loans......................................        (936)          --         --           --            --
   Cost of insurance and administrative
    expense (note 3)..........................      (7,957)      (7,230)    (1,083)      (5,899)          (12)
   Transfer gain (loss) and transfer fees.....      (3,354)         690     (4,542)      18,123           (38)
  Transfers (to) from the Guarantee Account...       2,093           --     11,602        7,351            --
  Interfund transfers.........................     524,572       65,512     26,479       11,557            --
                                                ----------    ---------    -------      -------         -----
Increase (decrease) in net assets from capital
 transactions.................................     563,488     (102,198)    44,613       41,616         6,007
                                                ----------    ---------    -------      -------         -----
Increase (decrease) in net assets.............     574,567      (67,055)    34,646         (438)        5,999
Net assets at beginning of year...............     796,600    1,269,533    147,089      628,974            --
                                                ----------    ---------    -------      -------         -----
Net assets at end of period...................  $1,371,167    1,202,478    181,735      628,536         5,999
                                                ==========    =========    =======      =======         =====


                                               Small-Cap Value
                                                   Equity
                                                    Fund
                                               ---------------
                                                 Period from
                                               March 14, 2001
                                                 to June 30,
                                                    2001
                                               ---------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).............        (33)
  Net realized gain (loss)....................        120
  Unrealized appreciation (depreciation) on
   investments................................      1,610
                                                   ------
   Increase (decrease) in net assets from
    operations................................      1,697
                                                   ------
From capital transactions:
  Net premiums................................     19,111
  Loan interest...............................         --
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits.............................         --
   Surrenders.................................         --
   Loans......................................         --
   Cost of insurance and administrative
    expense (note 3)..........................        (52)
   Transfer gain (loss) and transfer fees.....       (199)
  Transfers (to) from the Guarantee Account...        579
  Interfund transfers.........................         --
                                                   ------
Increase (decrease) in net assets from capital
 transactions.................................     19,439
                                                   ------
Increase (decrease) in net assets.............     21,136
Net assets at beginning of year...............         --
                                                   ------
Net assets at end of period...................     21,136
                                                   ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                               Oppenheimer Variable Account Funds
                                                                   ----------------------------------------------------------
                                                                                 Capital    Aggressive     High     Multiple
                                                                      Bond     Appreciation   Growth      Income   Strategies
                                                                     Fund/VA     Fund/VA      Fund/VA    Fund/VA    Fund/VA
                                                                   ----------- ------------ ----------- ---------- ----------
                                                                                 Six months ended June 30, 2001
                                                                   ----------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $  124,352      (3,362)      14,559    326,513     97,400
  Net realized gain (loss)........................................    (32,323)    (50,162)    (537,712)   (62,364)    (5,780)
  Unrealized appreciation (depreciation) on investments...........    (12,615)   (619,737)  (2,598,847)  (221,414)  (111,553)
  Capital gain distributions......................................         --     413,546      917,686         --    158,396
                                                                   ----------   ---------   ----------  ---------  ---------
   Increase (decrease) in net assets from operations..............     79,414    (259,715)  (2,204,314)    42,735    138,463
                                                                   ----------   ---------   ----------  ---------  ---------
From capital transactions:
  Net premiums....................................................         --      67,825       11,838         --      1,000
  Loan interest...................................................     70,799        (881)      (3,047)       816     10,439
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................         --      (1,993)          --         --    (12,272)
   Surrenders.....................................................   (133,929)   (195,027)     (84,676)  (152,575)    (5,480)
   Loans..........................................................     14,400     (37,571)     (81,858)    26,752         --
   Cost of insurance and administrative expense (note 3)..........     (8,039)    (26,148)     (36,554)   (18,013)   (16,245)
   Transfer gain (loss) and transfer fees.........................    (11,254)     (8,090)      13,762     13,200      4,415
  Transfers (to) from the Guarantee Account.......................      1,150      24,311        5,420      4,901     22,105
  Interfund transfers.............................................   (573,257)    125,234      (94,518)   (24,787)    56,883
                                                                   ----------   ---------   ----------  ---------  ---------
Increase (decrease) in net assets from capital transactions.......   (640,130)    (52,340)    (269,633)  (149,706)    60,845
                                                                   ----------   ---------   ----------  ---------  ---------
Increase (decrease) in net assets.................................   (560,716)   (312,055)  (2,473,947)  (106,971)   199,308
Net assets at beginning of year...................................  1,969,140   4,840,353    8,118,575  3,357,679  3,079,371
                                                                   ----------   ---------   ----------  ---------  ---------
Net assets at end of period....................................... $1,408,424   4,528,298    5,644,628  3,250,708  3,278,679
                                                                   ==========   =========   ==========  =========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                             Oppenheimer Variable Account
                                                               Funds -- Class 2 Shares       Variable Insurance Products Fund
                                                            -----------------------------  -----------------------------------
                                                               Global       Main Street
                                                             Securities   Growth & Income  Equity-Income  Growth     Overseas
                                                              Fund/VA         Fund/VA        Portfolio   Portfolio   Portfolio
                                                            ------------- ---------------  ------------- ----------  ---------
                                                              Period from March 30, 2001
                                                                   to June 30, 2001           Six months ended June 30, 2001
                                                            -----------------------------  -----------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)........................... $         (32)              5      132,273      (70,109)   143,138
 Net realized gain (loss)..................................             6             346       39,086     (193,611)  (364,288)
 Unrealized appreciation (depreciation) on investments.....        (5,834)            256   (1,007,727)  (1,950,032)  (478,049)
 Capital gain distributions................................            --              --      618,284      851,111    261,309
                                                            -------------   -------------   ----------   ----------  ---------
   Increase (decrease) in net assets from operations.......        (5,860)            607     (218,084)  (1,362,641)  (437,890)
                                                            -------------   -------------   ----------   ----------  ---------
From capital transactions:
 Net premiums..............................................        16,036          25,150        2,012       17,718         --
 Loan interest.............................................            --              --      (11,770)     (16,103)    (1,653)
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits..........................................            --              --       (7,541)          --     (5,126)
   Surrenders..............................................            --              --     (210,415)    (172,325)   (52,472)
   Loans...................................................            --              --      (28,691)      (9,572)   (34,715)
   Cost of insurance and administrative expense (note 3)...           (40)            (87)     (66,215)     (63,406)   (17,185)
   Transfer gain (loss) and transfer fees..................           (55)           (332)      38,916       16,385      5,360
 Transfers (to) from the Guarantee Account.................            --              --       53,577        5,582         --
 Interfund transfers.......................................            --              --      467,213     (295,764)   270,218
                                                            -------------   -------------   ----------   ----------  ---------
Increase (decrease) in net assets from capital transactions        15,941          24,731      237,086     (517,485)   164,427
                                                            -------------   -------------   ----------   ----------  ---------
Increase (decrease) in net assets..........................        10,081          25,338       19,002   (1,880,126)  (273,463)
Net assets at beginning of year............................            --              --   13,367,714   13,292,186  3,496,837
                                                            -------------   -------------   ----------   ----------  ---------
Net assets at end of period................................ $      10,081          25,338   13,386,716   11,412,060  3,223,374
                                                            =============   =============   ==========   ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                               Variable Insurance Products      Variable Insurance
                                                                 Fund -- Service Class 2         Products Fund II
                                                            --------------------------------  ---------------------
                                                                                                Asset
                                                             Equity-Income        Growth       Manager   Contrafund
                                                               Portfolio        Portfolio     Portfolio  Portfolio
                                                            ---------------- ---------------- ---------  ----------
                                                              Period from      Period from
                                                              May 26, 2001    April 25, 2001     Six months ended
                                                            to June 30, 2001 to June 30, 2001     June 30, 2001
                                                            ---------------- ---------------- ---------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)..........................     $   (25)             (26)       226,938      11,196
  Net realized gain (loss).................................          21               10        (16,889)    (62,856)
  Unrealized appreciation (depreciation) on investments....        (128)             107       (598,149) (1,178,318)
  Capital gain distributions...............................          --               --        101,299     236,810
                                                                -------           ------      ---------  ----------
   Increase (decrease) in net assets from operations.......        (132)              91       (286,801)   (993,168)
                                                                -------           ------      ---------  ----------
From capital transactions:
  Net premiums.............................................      13,463           27,250          1,417      14,600
  Loan interest............................................          --               --         (4,667)     (3,563)
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits..........................................          --               --        (87,936)     (1,246)
   Surrenders..............................................          --               --         (9,257)    (69,922)
   Loans...................................................          --               --           (618)    (86,953)
   Cost of insurance and administrative expense (note 3)...         (26)             (49)       (34,490)    (47,164)
   Transfer gain (loss) and transfer fees..................         (11)               0           (392)     (1,684)
  Transfers (to) from the Guarantee Account................          --               --          7,792       2,280
  Interfund transfers......................................          --               --          5,457      88,423
                                                                -------           ------      ---------  ----------
Increase (decrease) in net assets from capital transactions      13,426           27,201       (122,694)   (105,229)
                                                                -------           ------      ---------  ----------
Increase (decrease) in net assets..........................      13,294           27,292       (409,495) (1,098,397)
Net assets at beginning of year............................          --               --      6,752,279   9,305,260
                                                                -------           ------      ---------  ----------
Net assets at end of period................................     $13,294           27,292      6,342,784   8,206,863
                                                                =======           ======      =========  ==========

                                                            Variable Insurance
                                                            Products Fund II --
                                                              Service Class 2
                                                            -------------------

                                                                Contrafund
                                                                 Portfolio
                                                            -------------------

                                                             Six months ended
                                                               June 30, 2001
                                                            -------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)..........................          (53)
  Net realized gain (loss).................................          314
  Unrealized appreciation (depreciation) on investments....         (175)
  Capital gain distributions...............................           --
                                                                  ------
   Increase (decrease) in net assets from operations.......           86
                                                                  ------
From capital transactions:
  Net premiums.............................................       19,901
  Loan interest............................................           --
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits..........................................           --
   Surrenders..............................................           --
   Loans...................................................           --
   Cost of insurance and administrative expense (note 3)...          (70)
   Transfer gain (loss) and transfer fees..................         (305)
  Transfers (to) from the Guarantee Account................           --
  Interfund transfers......................................           --
                                                                  ------
Increase (decrease) in net assets from capital transactions       19,526
                                                                  ------
Increase (decrease) in net assets..........................       19,612
Net assets at beginning of year............................           --
                                                                  ------
Net assets at end of period................................       19,612
                                                                  ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                                                     Variable Insurance
                                                                                                    Products Fund III --
                                                                      Variable Products Fund III      Service Class 2
                                                                   -------------------------------  --------------------
                                                                                       Growth
                                                                   Growth & Income  Opportunities
                                                                      Portfolio       Portfolio      Mid Cap Portfolio
                                                                   ---------------  --------------  --------------------
                                                                                                      Six months ended
                                                                    Six months ended June 30, 2001     June 30, 2001
                                                                   -------------------------------  --------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $         6,703          (1,143)           (15)
  Net realized gain (loss)........................................         (31,229)        (26,316)       (16,863)
  Unrealized appreciation (depreciation) on investments...........         (81,197)        (24,238)        16,972
  Capital gain distributions......................................          40,855              --             --
                                                                   ---------------  --------------        -------
   Increase (decrease) in net assets from operations..............         (64,868)        (51,697)            94
                                                                   ---------------  --------------        -------
From capital transactions:
  Net premiums....................................................              --              --          4,000
  Loan interest...................................................            (839)            (75)            --
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................              --              --             --
   Surrenders.....................................................         (31,083)             --             --
   Loans..........................................................         (36,410)        (52,773)            --
   Cost of insurance and administrative expense (note 3)..........          (4,649)         (2,463)           (11)
   Transfer gain (loss) and transfer fees.........................          (9,102)            185            (31)
   Transfers (to) from the Guarantee Account......................          15,212              --             --
  Interfund transfers.............................................         (67,495)         (6,335)            --
                                                                   ---------------  --------------        -------
Increase (decrease) in net assets from capital transactions.......        (134,366)        (61,461)         3,958
                                                                   ---------------  --------------        -------
Increase (decrease) in net assets.................................        (199,234)       (113,158)         4,052
Net assets at beginning of year...................................       1,063,137         507,378             --
                                                                   ---------------  --------------        -------
Net assets at end of period....................................... $       863,903         394,220          4,052
                                                                   ===============  ==============        =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                         Federated Insurance Series
                                                                   --------------------------------------
                                                                   American Leaders High Income  Utility
                                                                       Fund II      Bond Fund II Fund II
                                                                   ---------------- ------------ --------
                                                                       Six months ended June 30, 2001
                                                                   --------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................     $  5,122        63,536     10,031
  Net realized gain (loss)........................................        2,156       (24,312)    (2,011)
  Unrealized appreciation (depreciation) on investments...........      (14,442)      (37,326)   (30,994)
  Capital gain distributions......................................        4,548            --         --
                                                                       --------       -------    -------
   Increase (decrease) in net assets from operations..............       (2,616)        1,898    (22,974)
                                                                       --------       -------    -------
From capital transactions:
  Net premiums....................................................           --         3,600         --
  Loan interest...................................................          (55)         (492)      (217)
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................         (739)           --         --
   Surrenders.....................................................           --       (73,450)        --
   Loans..........................................................       (1,049)       (8,185)    10,400
   Cost of insurance and administrative expense (note 3)..........       (4,720)       (4,541)    (2,276)
   Transfer gain (loss) and transfer fees.........................          231           458         96
  Transfers (to) from the Guarantee Account.......................        3,000            --         --
  Interfund transfers.............................................      184,867        64,764        231
                                                                       --------       -------    -------
Increase (decrease) in net assets from capital transactions.......      181,535       (17,846)     8,234
                                                                       --------       -------    -------
Increase (decrease) in net assets.................................      178,919       (15,948)   (14,740)
Net assets at beginning of year...................................      739,216       612,680    388,158
                                                                       --------       -------    -------
Net assets at end of period.......................................     $918,135       596,732    373,418
                                                                       ========       =======    =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                                               PBHG Insurance Series
                                                                      Alger American Fund            Fund, Inc.
                                                                   ------------------------  -------------------------
                                                                       Small      LargeCap         PBHG         PBHG
                                                                   Capitalization  Growth       Large Cap     Growth II
                                                                     Portfolio    Portfolio  Growth Portfolio Portfolio
                                                                   -------------- ---------  ---------------- ---------
                                                                       Six months ended           Six months ended
                                                                         June 30, 2001             June 30, 2001
                                                                   ------------------------  -------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $   (12,891)    (18,634)       (4,064)      (8,663)
  Net realized gain (loss)........................................   (1,586,237)   (201,289)      (76,037)    (543,563)
  Unrealized appreciation (depreciation) on investments...........    1,093,658    (598,673)      (62,811)     187,943
  Capital gain distributions......................................           --     540,451            --           --
                                                                    -----------   ---------      --------     --------
   Increase (decrease) in net assets from operations..............     (505,470)   (278,145)     (142,912)    (364,283)
                                                                    -----------   ---------      --------     --------
From capital transactions:
  Net premiums....................................................       11,675      27,330         2,500        2,000
  Loan interest...................................................         (189)     (1,115)         (142)        (100)
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................           --          --            --           --
   Surrenders.....................................................      (12,615)    (80,768)           --           --
   Loans..........................................................      (29,676)    (33,132)       (2,263)     (46,875)
   Cost of insurance and administrative expense (note 3)..........      (11,827)    (26,673)       (3,675)      (6,767)
   Transfer gain (loss) and transfer fees.........................    2,286,780     (20,281)        7,704      (69,597)
  Transfers (to) from the Guarantee Account.......................          798       3,839           283          612
  Interfund transfers.............................................   (2,198,282)    204,095        37,401      507,054
                                                                    -----------   ---------      --------     --------
Increase (decrease) in net assets from capital transactions.......       46,664      73,295        41,808      386,327
                                                                    -----------   ---------      --------     --------
Increase (decrease) in net assets.................................     (458,806)   (204,850)     (101,104)      22,044
Net assets at beginning of year...................................    2,237,788   4,449,970       598,876      540,636
                                                                    -----------   ---------      --------     --------
Net assets at end of period.......................................  $ 1,778,982   4,245,120       497,772      562,680
                                                                    ===========   =========      ========     ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                                       Janus Aspen Series
                                                      -----------------------------------------------------------------------
                                                      Aggressive               Worldwide              Flexible  International
                                                        Growth      Growth      Growth     Balanced    Income      Growth
                                                      Portfolio    Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
                                                      -----------  ----------  ----------  ---------  --------- -------------
                                                                                 Six months ended June 30, 2001
                                                      -----------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................... $   (31,882)    (51,191)    (87,723)   (44,191)   (1,805)     (18,278)
  Net realized gain (loss)...........................  (2,734,651)    (87,645)   (275,738)   124,741       380     (222,617)
  Unrealized appreciation (depreciation) on
   investments.......................................   1,232,219    (911,016) (1,708,799)  (442,700)   (2,604)    (253,602)
  Capital gain distributions.........................          --      15,770      26,217     74,955     8,902       15,118
                                                      -----------  ----------  ----------  ---------   -------    ---------
   Increase (decrease) in net assets from
    operations.......................................  (1,534,314) (1,034,082) (2,046,043)  (287,195)    4,873     (479,379)
                                                      -----------  ----------  ----------  ---------   -------    ---------
From capital transactions:
  Net premiums.......................................      12,998      19,652      63,231     26,392        --        7,515
  Loan interest......................................      30,012      (2,072)     (1,607)   (15,204)       --       (1,012)
  Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits....................................          --      (1,859)         --   (515,081)       --       (1,386)
   Surrenders........................................     (49,262)   (230,060)   (115,247)  (154,870)       --      (27,960)
   Loans.............................................     (34,856)    (71,801)    (53,622)    (7,605)       --      (42,976)
   Cost of insurance and administrative expense
    (note 3).........................................     (25,264)    (42,860)    (70,705)   (34,000)   (1,467)     (16,263)
   Transfer gain (loss) and transfer fees............         297      28,386     (17,366)   (14,752)       60       (3,807)
  Transfers (to) from the Guarantee Account..........       1,260      30,409      31,732     95,888        --           --
  Interfund transfers................................    (258,423)   (292,911)   (445,708)   (71,604)   63,204      187,798
                                                      -----------  ----------  ----------  ---------   -------    ---------
Increase (decrease) in net assets from capital
 transactions........................................    (323,238)   (563,116)   (609,292)  (690,836)   61,797      101,909
                                                      -----------  ----------  ----------  ---------   -------    ---------
Increase (decrease) in net assets....................  (1,857,552) (1,597,198) (2,655,335)  (978,031)   66,670     (377,470)
Net assets at beginning of year......................   5,724,635   8,491,897  14,630,474  6,843,100   250,341    2,973,127
                                                      -----------  ----------  ----------  ---------   -------    ---------
Net assets at end of period.......................... $ 3,867,083   6,894,699  11,975,139  5,865,069   317,011    2,595,657
                                                      ===========  ==========  ==========  =========   =======    =========


                                                        Capital
                                                      Appreciation
                                                       Portfolio
                                                      ------------


Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................    (16,593)
  Net realized gain (loss)...........................   (275,860)
  Unrealized appreciation (depreciation) on
   investments.......................................   (215,043)
  Capital gain distributions.........................     17,791
                                                       ---------
   Increase (decrease) in net assets from
    operations.......................................   (489,705)
                                                       ---------
From capital transactions:
  Net premiums.......................................      6,185
  Loan interest......................................     (1,925)
  Transfers (to) from the general account of GE Life
   and Annuity:
   Death benefits....................................         --
   Surrenders........................................         --
   Loans.............................................    (13,070)
   Cost of insurance and administrative expense
    (note 3).........................................    (16,154)
   Transfer gain (loss) and transfer fees............       (468)
  Transfers (to) from the Guarantee Account..........      2,015
  Interfund transfers................................    176,456
                                                       ---------
Increase (decrease) in net assets from capital
 transactions........................................    153,039
                                                       ---------
Increase (decrease) in net assets....................   (336,666)
Net assets at beginning of year......................  2,624,785
                                                       ---------
Net assets at end of period..........................  2,288,119
                                                       =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                              Janus Aspen Series -- Service Shares
                                                                   ---------------------------------------------------------
                                                                      Global       Global      Aggressive
                                                                   Life Sciences Technology      Growth           Growth
                                                                     Portfolio   Portfolio     Portfolio        Portfolio
                                                                   ------------- ---------- ---------------- ----------------
                                                                                              Period from      Period from
                                                                       Six months ended      March 14, 2001   April 26, 2001
                                                                        June 30, 2001       to June 30, 2001 to June 30, 2001
                                                                   -----------------------  ---------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   $ (1,213)      (1,684)         (50)            (19)
  Net realized gain (loss)........................................    (15,786)    (120,797)         900              13
  Unrealized appreciation (depreciation) on investments...........    (15,186)      24,228         (303)           (202)
  Capital gain distributions......................................         --        1,283           --              12
                                                                     --------     --------       ------           -----
   Increase (decrease) in net assets from operations..............    (32,185)     (96,970)         547            (196)
                                                                     --------     --------       ------           -----
From capital transactions:
  Net premiums....................................................      8,937       17,813       25,694           6,784
  Loan interest...................................................       (167)         162           --              --
  Transfers (to) from the general account of GE Life and Annuity:
   Loans..........................................................         --       (1,258)          --              --
   Cost of insurance and administrative expense (note 3)..........     (1,022)      (1,461)         (67)            (20)
   Transfer gain (loss) and transfer fees.........................        703       (4,752)      (1,175)              1
  Transfers (to) from the Guarantee Account.......................         --           --           --              --
  Interfund transfers.............................................    196,184      121,880           --              --
                                                                     --------     --------       ------           -----
Increase (decrease) in net assets from capital transactions.......    204,635      132,384       24,452           6,765
                                                                     --------     --------       ------           -----
Increase (decrease) in net assets.................................    172,450       35,414       24,999           6,569
Net assets at beginning of year...................................    154,491      171,975           --              --
                                                                     --------     --------       ------           -----
Net assets at end of period.......................................   $326,941      207,389       24,999           6,569
                                                                     ========     ========       ======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                           Janus Aspen Series -- Service Shares
                                                            ------------------------------------------------------------------
                                                                Capital         Worldwide      International
                                                              Appreciation        Growth           Growth          Balanced
                                                               Portfolio        Portfolio        Portfolio        Portfolio
                                                            ---------------- ---------------- ---------------- ----------------
                                                              Period from      Period from      Period from      Period from
                                                              June 1, 2001     May 9, 2001     June 15, 2001    March 14, 2001
                                                            to June 30, 2001 to June 30, 2001 to June 30, 2001 to June 30, 2001
                                                            ---------------- ---------------- ---------------- ----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)...........................      $   (5)             (5)             (36)              (94)
 Net realized gain (loss)..................................           4              19               37                21
 Unrealized appreciation (depreciation) on investments.....        (304)           (170)             (83)             (610)
 Capital gain distributions................................          31               5               13               397
                                                                 ------           -----            -----            ------
   Increase (decrease) in net assets from operations.......        (274)           (151)             (69)             (286)
                                                                 ------           -----            -----            ------
From capital transactions:
 Net premiums..............................................       5,000           2,663            2,500            47,307
 Loan interest.............................................          --              --               --                --
 Transfers (to) from the general account of GE Life and
   Annuity:
   Loans...................................................          --              --               --                --
   Cost of insurance and administrative expense (note 3)...          (8)             (5)              (1)             (118)
   Transfer gain (loss) and transfer fees..................          (0)            (14)               0               707
 Transfers (to) from the Guarantee Account.................          --              --               --              (726)
 Interfund transfers.......................................          --              --               --               785
                                                                 ------           -----            -----            ------
Increase (decrease) in net assets from capital transactions       4,992           2,644            2,499            47,955
                                                                 ------           -----            -----            ------
Increase (decrease) in net assets..........................       4,718           2,493            2,430            47,669
Net assets at beginning of year............................          --              --               --                --
                                                                 ------           -----            -----            ------
Net assets at end of period................................      $4,718           2,493            2,430            47,669
                                                                 ======           =====            =====            ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                   Goldman Sachs Variable   Salomon Brothers Variable Series
                                                                      Insurance Trust                   Fund Inc.
                                                                   ---------------------  ------------------------------------
                                                                   Growth and   Mid Cap   Strategic Bond Investors Total Return
                                                                   Income Fund Value Fund      Fund        Fund        Fund
                                                                   ----------- ---------- -------------- --------- ------------
                                                                      Six months ended
                                                                       June 30, 2001         Six months ended June 30, 2001
                                                                   ---------------------  ------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   $  (273)     (6,555)        (90)      (2,372)       (99)
  Net realized gain (loss)........................................       (65)     42,844          87       (6,087)         1
  Unrealized appreciation (depreciation) on investments...........    (2,986)     30,598          60       (9,168)      (256)
  Capital gain distributions......................................        --          --          --        5,130         --
                                                                     -------   ---------     -------      -------     ------
   Increase (decrease) in net assets from operations..............    (3,324)     66,888          57      (12,497)      (354)
                                                                     -------   ---------     -------      -------     ------
From capital transactions:
  Net premiums....................................................        --      14,747          --       22,120         --
  Loan interest...................................................        --        (208)         --          (82)        --
  Transfers (to) from the general account of GE Life and Annuity:
   Loans..........................................................        --     (30,208)       (773)        (618)      (468)
   Cost of insurance and administrative expense (note 3)..........      (220)     (5,809)        (69)      (2,577)      (131)
   Transfer gain (loss) and transfer fees.........................        12     (15,544)    (11,254)     (17,994)        28
  Transfers (to) from the Guarantee Account.......................        --          --          --           --         --
  Interfund transfers.............................................    16,896     994,987      37,577      321,507      7,018
                                                                     -------   ---------     -------      -------     ------
Increase (decrease) in net assets from capital transactions.......    16,688     957,966      25,481      322,356      6,447
                                                                     -------   ---------     -------      -------     ------
Increase (decrease) in net assets.................................    13,364   1,024,853      25,538      309,859      6,093
Net assets at beginning of year...................................    40,661     657,491          --      215,656      9,462
                                                                     -------   ---------     -------      -------     ------
Net assets at end of period.......................................   $54,025   1,682,344      25,538      525,515     15,555
                                                                     =======   =========     =======      =======     ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                          Dreyfus           MFS Variable Insurance Trust
                                                                   ---------------------- --------------------------------
                                                                     Dreyfus Investment         MFS
                                                                   Portfolios -- Emerging Investors Growth       MFS
                                                                     Markets Portfolio      Stock Series    Utility Series
                                                                   ---------------------- ---------------- ----------------
                                                                        Period from         Period from      Period from
                                                                        May 15, 2001       April 12, 2001   March 14, 2001
                                                                      to June 30, 2001    to June 30, 2001 to June 30, 2001
                                                                   ---------------------- ---------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................        $    (15)               (29)              40
  Net realized gain (loss)........................................          93,054                 23              (27)
  Unrealized appreciation (depreciation) on investments...........         (92,947)                75           (1,500)
  Capital gain distributions......................................              --                 97              198
                                                                          --------             ------           ------
   Increase (decrease) in net assets from operations..............              92                166           (1,289)
                                                                          --------             ------           ------
From capital transactions:
  Net premiums....................................................           4,000             16,150           19,000
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........             (11)               (42)             (43)
   Transfer gain (loss) and transfer fees.........................             (27)                (1)             475
  Transfers (to) from the Guarantee Account.......................              --                579               34
  Interfund transfers.............................................              --                 --              589
                                                                          --------             ------           ------
Increase (decrease) in net assets from capital transactions.......           3,962             16,686           20,055
                                                                          --------             ------           ------
Increase (decrease) in net assets.................................           4,054             16,852           18,766
Net assets at beginning of year...................................              --                 --               --
                                                                          --------             ------           ------
Net assets at end of period.......................................        $  4,054             16,852           18,766
                                                                          ========             ======           ======

                                                 GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             Statement of Changes in Net Assets, Continued
                                                              (Unaudited)

                                                  Alliance Variable Products Series Fund, Inc.    AIM Variable Insurance Funds
                                                  ---------------------------------------------  -------------------------------
                                                   Growth and          Premier                   AIM V.I. Capital
                                                     Income            Growth         Quasar       Appreciation   AIM V.I. Value
                                                    Portfolio         Portfolio      Portfolio         Fund            Fund
                                                  ------------     ---------------  -----------  ---------------- --------------
                                                   Period from
                                                    April 26,                       Period from                    Period from
                                                      2001           Six months     May 1, 2001     Six months    April 12, 2002
                                                   to June 30,      ended June 30,  to June 30,   ended June 30,   to June 30,
                                                      2001              2001           2001            2001            2001
                                                  ------------     ---------------  -----------  ---------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)................. $        121                (80)         (11)          (5)             (48)
 Net realized gain (loss)........................            8                389            4           11               26
 Unrealized appreciation (depreciation) on
   investments...................................       (1,876)           (16,505)         115          (80)             535
 Capital gain distributions......................        1,401              1,213          171           --               --
                                                  ------------      -------------    ----------       -----           ------
   Increase (decrease) in net assets from
    operations...................................         (346)           (14,983)         279          (74)             513
                                                  ------------      -------------    ----------       -----           ------
From capital transactions:
 Net premiums....................................       31,584             38,151        5,281        2,663           21,934
 Transfers (to) from the general account of GE
   Life and Annuity:
   Cost of insurance and administrative expense
    (note 3).....................................          (70)               (83)         (17)          (5)             (64)
   Transfer gain (loss) and transfer fees........          487               (513)          18           (6)             (79)
 Transfers (to) from the Guarantee Account.......        1,185                 --           --           --              579
 Interfund transfers.............................          589                 --           --           --               --
                                                  ------------      -------------    ----------       -----           ------
Increase (decrease) in net assets from capital
 transactions....................................       33,775             37,555        5,282        2,652           22,370
                                                  ------------      -------------    ----------       -----           ------
Increase (decrease) in net assets................       33,429             22,572        5,561        2,578           22,883
Net assets at beginning of year..................           --                 --           --           --               --
                                                  ------------      -------------    ----------       -----           ------
Net assets at end of period...................... $     33,429             22,572        5,561        2,578           22,883
                                                  ============      =============    ==========       =====           ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                                         PIMCO Variable Insurance Trust
                                                                   ------------------------------------------
                                                                   Long-Term U.S.                    Total
                                                                     Government   High Yield Bond Return Bond
                                                                     Portfolio       Portfolio     Portfolio
                                                                   -------------- --------------- ------------
                                                                    Period from     Period from   Period from
                                                                    May 3, 2001   March 14, 2001  May, 3, 2001
                                                                    to June 30,     to June 30,   to June 30,
                                                                        2001           2001           2001
                                                                   -------------- --------------- ------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................    $    90            538             77
  Net realized gain (loss)........................................         20             64             20
  Unrealized appreciation (depreciation) on investments...........       (105)        (1,228)           (13)
  Capital gain distributions......................................         --             --             --
                                                                      -------         ------         ------
   Increase (decrease) in net assets from operations..............          5           (626)            84
                                                                      -------         ------         ------
From capital transactions:
  Net premiums....................................................     13,300         32,734         10,800
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........        (24)          (113)           (22)
   Transfer gain (loss) and transfer fees.........................        483           (264)           678
  Transfers (to) from the Guarantee Account.......................      2,050             --           (726)
  Interfund transfers.............................................        589             --            785
                                                                      -------         ------         ------
Increase (decrease) in net assets from capital transactions.......     16,398         32,357         11,515
                                                                      -------         ------         ------
Increase (decrease) in net assets.................................     16,403         31,731         11,599
Net assets at beginning of year...................................         --             --             --
                                                                      -------         ------         ------
Net assets at end of period.......................................    $16,403         31,731         11,599
                                                                      =======         ======         ======

           See accompanying notes to unaudited financial statements.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                                 June 30, 2001
                                  (Unaudited)

(1) Description of Entity

   GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

   For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

  (a) Unit Class

   There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255.

  (b) Investments

   Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2001 were:

                                            Cost of     Proceeds from
           Fund/Portfolio               Shares Acquired  Shares Sold
           --------------               --------------- -------------
           GE Investment Funds, Inc.:
            S&P 500 Index Fund.........   $   979,103    $ 1,003,896
            Money Market Fund..........    51,509,154     51,531,788
            Total Return Fund..........       119,892         81,241
            International Equity Fund..        31,185         33,063
            Real Estate Securities Fund    31,080,695     31,167,943
            Global Income Fund.........       113,842        723,012
            Mid-Cap Value Equity Fund..     1,224,047        667,506
            Income Fund................       116,588        227,217
            U.S. Equity Fund...........        52,789          9,276
            Premier Growth Equity Fund.        86,726         49,315
            Value Equity Fund..........         6,057             62
            Small-Cap Value Equity Fund        19,837            431

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                             Cost of     Proceeds from
Fund/Portfolio                                           Shares Acquired  Shares Sold
--------------                                           --------------- -------------
Oppenheimer Variable Account Funds:
 Bond Fund/VA........................................... $       372,049 $     888,209
 Capital Appreciation Fund/VA...........................         870,030       513,074
 Aggressive Growth Fund/VA..............................       3,119,708     2,459,623
 High Income Fund/VA....................................         537,550       360,976
 Multiple Strategies Fund/VA............................         403,270        88,322
 Global Securities/VA...................................          16,036           128
 Main Street Growth & Income Fund/VA....................          25,240           504
Variable Insurance Products Fund:
 Equity-Income Portfolio................................       1,768,987       785,327
 Growth Portfolio.......................................       1,247,348       985,711
 Overseas Portfolio.....................................       1,723,791     1,177,585
Variable Insurance Products Fund -- Service Class 2:
 Equity-Income Portfolio................................          13,463            62
 Growth Portfolio.......................................          27,250            75
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................         482,017       277,484
 Contrafund Portfolio...................................         794,084       652,778
Variable Insurance Products Fund II -- Services Class 2:
 Contrafund Portfolio...................................          19,912           439
Variable Insurance Products Fund III:
 Growth & Income Portfolio..............................          92,727       179,722
 Growth Opportunities Portfolio.........................           8,132        70,887
Variable Insurance Products Fund III -- Service Class 2:
 Mid Cap Portfolio......................................           4,061           119
Federated Insurance Series:
 American Leaders Fund II...............................         257,773        66,599
 High Income Bond Fund II...............................         211,259       165,642
 Utility Fund II........................................          35,879        17,701
Alger American Fund:
 Small Capitalization Portfolio.........................      27,172,667    27,139,339
 LargeCap Growth Portfolio..............................       1,482,267       887,311
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio........................         346,030       311,198
 PBHG Growth II Portfolio...............................      43,458,537    43,359,458
Janus Aspen Series:
 Aggressive Growth Portfolio............................       7,408,100     7,785,136
 Growth Portfolio.......................................         457,197     1,060,258
 Worldwide Growth Portfolio.............................       1,212,878     1,876,007
 Balanced Portfolio.....................................         696,019     1,356,823
 Flexible Income Portfolio..............................          90,084        21,178
 International Growth Portfolio.........................       1,009,603       915,454
 Capital Appreciation Portfolio.........................       1,348,992     1,205,240

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Cost of     Proceeds from
Fund/Portfolio                                               Shares Acquired  Shares Sold
--------------                                               --------------- -------------
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio............................. $       445,247 $     237,157
 Global Technology Portfolio................................         639,583       507,613
 Aggressive Growth Portfolio................................          25,707         1,305
 Growth Portfolio...........................................           6,796            38
 Capital Appreciation Portfolio.............................           5,031            14
 Worldwide Growth Portfolio.................................           2,668            24
 International Growth Portfolio.............................           2,513            37
 Balanced Portfolio.........................................          48,544           285
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund.....................................          16,903           487
 Mid Cap Value Fund.........................................       1,742,036       771,188
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund........................................          37,669        12,271
 Investors Fund.............................................         451,271       126,072
 Total Return Fund..........................................           7,141           792
Dreyfus:
 Dreyfus Investment Portfolios -- Emerging Markets Portfolio           4,106           160
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series..........................          16,834            79
 MFS Utility Series.........................................          20,678           385
Alliance Variable Products Series Fund, Inc.:
 Growth And Income Portfolio................................          35,507           210
 Premier Growth Portfolio...................................          39,364           676
 Quasar Portfolio...........................................           5,468            27
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund.........................           2,663            16
 AIM V.I. Value Fund........................................          22,576           254
PIMCO Variable Insurance Trust:
 Long-Term U.S. Government Portfolio........................          16,539            51
 High Yield Bond Portfolio..................................          33,179           285
 Total Return Bond Portfolio................................          11,639            47

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

  (c) Capital Transactions

   The increase (decrease) in outstanding units from capital transactions for the six months or lesser period ended June 30, 2001 is as follows:

                                                                              GE Investments Funds, Inc.
                                                                 ---------------------------------------------------
                                                                 S&P 500  Money    Total   International  Real Estate
                                                                  Index   Market   Return     Equity      Securities
                                                                  Fund     Fund     Fund       Fund          Fund
                                                                 -------  -------  ------  -------------  -----------
Type I Units:
Units outstanding at December 31, 2000.......................... 156,557  642,929  50,554         20,720    177,355
                                                                 -------  -------  ------         ------   --------
From capital transactions:
 Net premiums...................................................     292   46,830     921             --         (1)
 Loan interest..................................................     (65)    (283)     (1)            --        (23)
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................      --       --    (389)            --        (63)
   Surrenders...................................................  (3,607)  (1,787) (1,190)            --     (1,389)
   Loans........................................................  (1,004)  (2,904)    282             --     (1,672)
   Cost of insurance and administrative expenses................  (1,145)  (2,180)   (283)          (222)      (301)
 Transfers (to) from the Guarantee Account......................     886      274     412             --         --
 Interfund transfers............................................   3,182   79,311   1,754            234   (141,923)
                                                                 -------  -------  ------         ------   --------
Net increase (decrease) in units from capital transactions......  (1,461) 119,261   1,506             12   (145,372)
                                                                 -------  -------  ------         ------   --------
Units outstanding at June 30, 2001.............................. 155,096  762,190  52,060         20,732     31,983
                                                                 =======  =======  ======         ======   ========

                                                                  GE Investments Funds, Inc. (continued)
                                                           ----------------------------------------------------
                                                           Global     Mid-Cap               U.S.      Premier
                                                           Income   Value Equity  Income   Equity  Growth Equity
                                                            Fund        Fund       Fund     Fund       Fund
                                                           -------  ------------  -------  ------  -------------
Type I Units:
Units outstanding at December 31, 2000....................  63,072        46,530  111,952  11,900     57,231
                                                           -------        ------  -------  ------     ------
From capital transactions:
 Net premiums.............................................      --           726      940     252        367
 Loan interest............................................   6,843           (79)       4      --         --
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................      --            --       --      --         --
   Surrenders.............................................      --            --  (14,905)     --         --
   Loans..................................................      --           (54)      --      --         --
   Cost of insurance and administrative expenses..........     (35)         (453)    (626)    (78)    (1,225)
 Transfers (to) from the Guarantee Account................      --           118       --     854      1,531
 Interfund transfers...................................... (67,485)       30,103    5,675   1,949      2,407
                                                           -------        ------  -------  ------     ------
Net increase (decrease) in units from capital transactions (60,677)       30,361   (8,912)  2,977      3,080
                                                           -------        ------  -------  ------     ------
Units outstanding at June 30, 2001........................   2,395        76,891  103,040  14,877     60,311
                                                           =======        ======  =======  ======     ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                          Oppenheimer Variable Account Funds
                                                                 ---------------------------------------------------
                                                                            Capital    Aggressive  High     Multiple
                                                                  Bond    Appreciation   Growth   Income   Strategies
                                                                 Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                                                                 -------  ------------ ---------- -------  ----------
Type I Units:
Units outstanding at December 31, 2000..........................  83,544     94,244     138,684   107,549    96,714
                                                                 -------     ------     -------   -------    ------
From capital transactions:
 Net premiums...................................................      --      1,434         240        --        30
 Loan Interest..................................................   2,978        (19)        (62)       24       312
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................      --        (42)         --        --      (367)
   Surrenders...................................................  (5,634)    (4,121)     (1,716)   (4,473)     (164)
   Loans........................................................     606       (794)     (1,659)      784        --
   Cost of insurance and administrative expenses................    (338)      (553)       (741)     (528)     (485)
 Transfers (to) from the Guarantee Account......................      48        514         110       144       660
 Interfund transfers............................................ (24,113)     2,646      (1,916)     (727)    1,700
                                                                 -------     ------     -------   -------    ------
Net increase (decrease) in units from capital transactions...... (26,453)      (935)     (5,744)   (4,776)    1,686
                                                                 -------     ------     -------   -------    ------
Units outstanding at June 30, 2001..............................  57,091     93,309     132,940   102,773    98,400
                                                                 =======     ======     =======   =======    ======

                                                                                                     Variable Insurance
                                                                 Variable Insurance Products Fund     Products Fund II
                                                                 -------------------------------    -------------------
                                                                  Equity-                             Asset
                                                                  Income       Growth    Overseas    Manager  Contrafund
                                                                 Portfolio    Portfolio  Portfolio  Portfolio Portfolio
                                                                  ---------    ---------  --------- --------- ----------
Type I Units:
Units outstanding at December 31, 2000..........................  329,823      241,588    149,182    236,011   314,792
                                                                  -------      -------    -------    -------   -------
From capital transactions:
 Net premiums...................................................       57          350         (1)        55       636
 Loan Interest..................................................     (333)        (318)       (74)      (179)     (155)
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................     (213)          --       (230)    (3,373)      (54)
   Surrenders...................................................   (5,946)      (3,398)    (2,356)      (355)   (3,048)
   Loans........................................................     (811)        (189)    (1,558)       (24)   (3,791)
   Cost of insurance and administrative expenses................   (1,871)      (1,250)      (771)    (1,323)   (2,056)
 Transfers (to) from the Guarantee Account......................    1,514          110         --        299        99
 Interfund transfers............................................   13,203       (5,833)    12,131        209     3,855
                                                                  -------      -------    -------    -------   -------
Net increase (decrease) in units from capital transactions......    5,600      (10,528)     7,141     (4,691)   (4,514)
                                                                  -------      -------    -------    -------   -------
Units outstanding at June 30, 2001..............................  335,423      231,060    156,323    231,320   310,278
                                                                  =======      =======    =======    =======   =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                   Variable Insurance
                                                                    Products Fund III    Federated Insurance Series
                                                                 ----------------------  -------------------------
                                                                                                     High
                                                                 Growth &     Growth     American   Income
                                                                  Income   Opportunities Leaders     Bond    Utility
                                                                 Portfolio   Portfolio   Fund II    Fund II  Fund II
                                                                 --------- -------------  --------   ------- -------
Type I Units:
Units outstanding at December 31, 2000..........................  65,545      39,857      41,436    44,301   22,766
                                                                  ------      ------      ------     ------  ------
From capital transactions:
 Net premiums...................................................      --          --          --       277       --
 Loan Interest..................................................     (59)         (7)         (3)      (38)     (13)
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................      --          --         (41)       --       --
   Surrenders...................................................  (2,180)         --          --    (5,626)      --
   Loans........................................................  (2,553)     (4,876)        (59)     (627)     620
   Cost of insurance and administrative expenses................    (326)       (228)       (264)     (348)    (136)
 Transfers (to) from the Guarantee Account......................   1,067          --         168        --       --
 Interfund transfers............................................  (4,733)       (585)     10,344     4,960       14
                                                                  ------      ------      ------     ------  ------
Net increase (decrease) in units from capital transactions......  (8,784)     (5,696)     10,145    (1,402)     485
                                                                  ------      ------      ------     ------  ------
Units outstanding at June 30, 2001..............................  56,761      34,161      51,581    42,899   23,251
                                                                  ======      ======      ======     ======  ======

                                                                                            PBHG Insurance
                                                                   Alger American Fund     Series Fund, Inc.
                                                                 -----------------------  ------------------
                                                                                            PBHG
                                                                                            Large     PBHG
                                                                     Small      LargeCap     Cap     Growth
                                                                 Capitalization  Growth    Growth      II
                                                                   Portfolio    Portfolio Portfolio Portfolio
                                                                 -------------- --------- --------- ---------
Type I Units:
Units outstanding at December 31, 2000..........................    181,934      204,973   24,995    29,527
                                                                    -------      -------   ------    ------
From capital transactions:
 Net premiums...................................................        (14)         587       17        57
 Loan Interest..................................................         --          (24)      (1)       (3)
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................         --           --       --        --
   Surrenders...................................................         15       (1,731)      --        --
   Loans........................................................         35         (710)     (16)   (1,324)
   Cost of insurance and administrative expenses................         14         (572)     (25)     (191)
 Transfers (to) from the Guarantee Account......................         (1)          82        2        17
 Interfund transfers............................................      2,559        4,373      257    14,319
                                                                    -------      -------   ------    ------
Net increase (decrease) in units from capital transactions......      2,608        2,005      234    12,875
                                                                    -------      -------   ------    ------
Units outstanding at June 30, 2001..............................    184,542      206,978   25,229    42,402
                                                                    =======      =======   ======    ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                 Janus Aspen Series
                                                                 -------------------------------------------------
                                                                 Aggressive           Worldwide           Flexible
                                                                   Growth    Growth    Growth   Balanced   Income
                                                                 Portfolio  Portfolio Portfolio Portfolio Portfolio
                                                                 ---------- --------- --------- --------- ---------
Type I Units:
Units outstanding at December 31, 2000..........................  170,224    298,590   455,636   291,320   17,717
                                                                  -------    -------   -------   -------   ------
From capital transactions:
 Net premiums...................................................      513        750     2,324     1,215       --
 Loan Interest..................................................    1,184        (79)      (59)     (700)      --
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................       --        (71)       --   (23,704)      --
   Surrenders...................................................   (1,944)    (8,783)   (4,235)   (7,127)      --
   Loans........................................................   (1,376)    (2,741)   (1,971)     (350)      --
   Cost of insurance and administrative expenses................     (997)    (1,636)   (2,599)   (1,565)    (101)
 Transfers (to) from the Guarantee Account......................       50      1,161     1,166     4,413       --
 Interfund transfers............................................  (10,199)   (11,182)  (16,380)   (3,295)   4,353
                                                                  -------    -------   -------   -------   ------
Net increase (decrease) in units from capital transactions......  (12,769)   (22,581)  (21,754)  (31,113)   4,252
                                                                  -------    -------   -------   -------   ------
Units outstanding at June 30, 2001..............................  157,455    276,009   433,882   260,207   21,969
                                                                  =======    =======   =======   =======   ======

                                                                                                Janus Aspen Series --
                                                                 Janus Aspen Series (continued)    Service Shares
                                                                 -----------------------------  --------------------
                                                                                                 Global
                                                                 International      Capital       Life       Global
                                                                    Growth        Appreciation  Sciences   Technology
                                                                   Portfolio       Portfolio    Portfolio  Portfolio
                                                                 -------------    ------------  ---------  ----------
Type I Units:
Units outstanding at December 31, 2000..........................       126,033         100,876     13,504    25,253
                                                                 -------------    ------------  ---------    ------
From capital transactions:
 Net premiums...................................................           351              58         --        --
 Loan Interest..................................................           (47)            (18)       (17)       17
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................           (65)             --         --        --
   Surrenders...................................................        (1,304)             --         --        --
   Loans........................................................        (2,004)           (124)        --      (134)
   Cost of insurance and administrative expenses................          (758)           (153)      (103)     (150)
 Transfers (to) from the Guarantee Account......................            --              19         --        --
 Interfund transfers............................................         8,756           1,673     20,148    12,966
                                                                 -------------    ------------  ---------    ------
Net increase (decrease) in units from capital transactions......         4,929           1,455     20,028    12,699
                                                                 -------------    ------------  ---------    ------
Units outstanding at June 30, 2001..............................       130,962         102,331     33,532    37,952
                                                                 =============    ============  =========    ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                   Goldman Sachs
                                                                 Variable Insurance Salomon Brothers Variable
                                                                       Trust             Series Fund Inc.
                                                                 -----------------  -------------------------
                                                                 Growth
                                                                  and      Mid Cap                      Total
                                                                 Income     Value   Strategic Investors Return
                                                                  Fund      Fund    Bond Fund   Fund     Fund
                                                                 ------    -------  --------- --------- ------
Type I Units:
Units outstanding at December 31, 2000..........................  4,690     60,710       --    14,169     837
                                                                 ------    -------    -----    ------   -----
From capital transactions:
 Net premiums...................................................     --      1,281       --     1,351       1
 Loan Interest..................................................     --        (18)      --        (5)     --
 Transfers (to) from the general account of GE Life and Annuity:
   Loans........................................................     --     (2,624)     (49)      (38)    (42)
   Cost of insurance and administrative expenses................    (26)      (505)      (4)     (157)    (12)
 Transfers (to) from the Guarantee Account......................     --         --       --        --      --
 Interfund transfers............................................  2,006     86,436    2,375    19,644     624
                                                                 ------    -------    -----    ------   -----
Net increase (decrease) in units from capital transactions......  1,980     84,570    2,322    20,795     571
                                                                 ------    -------    -----    ------   -----
Units outstanding at June 30, 2001..............................  6,670    145,280    2,322    34,964   1,408
                                                                 ======    =======    =====    ======   =====

                                                                       GE Investments Funds, Inc.
                                                                 -------------------------------------
                                                                  S&P             Mid-          Premier
                                                                  500   Money   CapValue  U.S.  Growth
                                                                 Index  Market   Equity  Equity Equity
                                                                 Fund    Fund     Fund    Fund   Fund
                                                                 -----  ------  -------- ------ -------
Type II Units:
Units outstanding at December 31, 2000..........................    --      --      --     --      --
                                                                 -----  ------   -----    ---     ---
From capital transactions:
 Net premiums................................................... 1,557  12,507   1,968    723     822
 Loan interest..................................................    --      --      --     --      --
 Transfers (to) from the general account of GE Life and Annuity:
   Loans........................................................    --    (724)     --     --      --
   Cost of insurance and administrative expenses................    (4)    (29)     (4)    (1)     (2)
 Transfers (to) from the Guarantee Account......................    --      --       2     --      --
 Interfund transfers............................................    --    (207)     31     --      --
                                                                 -----  ------   -----    ---     ---
Net increase (decrease) in units from capital transactions...... 1,553  11,547   1,997    722     820
                                                                 -----  ------   -----    ---     ---
Units outstanding at June 30, 2001.............................. 1,553  11,547   1,997    722     820
                                                                 =====  ======   =====    ===     ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                            Oppenheimer
                                                                                          Variable Account
                                                                     GE Investments       Funds -- Class 2
                                                                 Funds, Inc. (continued)       Shares
                                                                 ----------------------  -----------------
                                                                                                     Main
                                                                                                    Street
                                                                              Small-Cap             Growth
                                                                  Value         Value      Global      &
                                                                  Equity       Equity    Securities Income
                                                                   Fund         Fund      Fund/VA   Fund/VA
                                                                  -------    ----------  ---------- -------
Type II Units:
Units outstanding at December 31, 2000..........................      --             --       --        --
                                                                  -------    ----------    -----     -----
From capital transactions:
 Net premiums...................................................     636          1,770    1,150     3,019
 Loan interest..................................................      --             --       --        --
 Transfers (to) from the general account of GE Life and Annuity:
   Loans........................................................      --             --       --        --
   Cost of insurance and administrative expenses................      (1)            (5)      (3)      (10)
 Transfers (to) from the Guarantee Account......................      --             54       --        --
 Interfund transfers............................................      --             --       --        --
                                                                  -------    ----------    -----     -----
Net increase (decrease) in units from capital transactions......     635          1,819    1,147     3,009
                                                                  -------    ----------    -----     -----
Units outstanding at June 30, 2001..............................     635          1,819    1,147     3,009
                                                                  =======    ==========    =====     =====

                                                                                      Variable   Variable
                                                                                     Insurance   Insurance
                                                                                      Products   Products
                                                                 Variable Insurance  Fund II -- Fund III --
                                                                  Products Fund --    Service     Service
                                                                   Service Class 2    Class 2     Class 2
                                                                 ------------------  ---------- -----------
                                                                  Equity-
                                                                  Income    Growth   Contrafund   Mid Cap
                                                                 Portfolio Portfolio Portfolio   Portfolio
                                                                 --------- --------- ---------- -----------
Type II Units:
Units outstanding at December 31, 2000..........................      --        --        --         --
                                                                   -----     -----     -----        ---
From capital transactions:
 Net premiums...................................................   1,302     3,474     2,357        435
 Loan interest..................................................      --        --        --         --
 Transfers (to) from the general account of GE Life and Annuity:
   Loans........................................................      --        --        --         --
   Cost of insurance and administrative expenses................      (3)       (6)       (8)        (1)
 Transfers (to) from the Guarantee Account......................      --        --        --         --
 Interfund transfers............................................      --        --        --         --
                                                                   -----     -----     -----        ---
Net increase (decrease) in units from capital transactions......   1,299     3,468     2,349        434
                                                                   -----     -----     -----        ---
Units outstanding at June 30, 2001..............................   1,299     3,468     2,349        434
                                                                   =====     =====     =====        ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                          Janus Aspen Series -- Service Shares
                                                                 -----------------------------------------------------
                                                                  Global
                                                                   Life      Global   Aggressive             Capital
                                                                 Sciences  Technology   Growth    Growth   Appreciation
                                                                 Portfolio Portfolio  Portfolio  Portfolio  Portfolio
                                                                 --------- ---------- ---------- --------- ------------
Type II Units:
Units outstanding at December 31, 2000..........................     --         --         --        --         --
                                                                    ---      -----      -----       ---        ---
From capital transactions:
 Net premiums...................................................    664      3,426      5,003       904        666
 Loan interest..................................................     --         --         --        --         --
 Transfers (to) from the general account of GE Life and Annuity:
   Loans........................................................     --         --         --        --         --
   Cost of insurance and administrative expenses................     (1)       (10)       (13)       (3)        (1)
 Transfers (to) from the Guarantee Account......................     --         --         --        --         --
 Interfund transfers............................................     --         --         --        --         --
                                                                    ---      -----      -----       ---        ---
Net increase (decrease) in units from capital transactions......    663      3,416      4,990       901        665
                                                                    ---      -----      -----       ---        ---
Units outstanding at June 30, 2001..............................    663      3,416      4,990       901        665
                                                                    ===      =====      =====       ===        ===

                                                                 Janus Aspen Series -- Service Shares
                                                                             (continued)                           Dreyfus
                                                                 -----------------------------------         -------------------
                                                                 Worldwide    International                  Dreyfus Investment
                                                                  Growth         Growth          Balanced    Portfolios-Emerging
                                                                 Portfolio      Portfolio        Portfolio    Markets Portfolio
                                                                    ---------      -------------   --------- -------------------
Type II Units:
Units outstanding at December 31, 2000..........................     --             --                --              --
                                                                    ---            ---             -----             ---
From capital transactions:
 Net premiums...................................................    334            332             5,099             460
 Loan interest..................................................     --             --                --              --
 Transfers (to) from the general account of GE Life and Annuity:
   Loans........................................................     --             --                --              --
   Cost of insurance and administrative expenses................     (1)            --               (13)             (1)
 Transfers (to) from the Guarantee Account......................     --             --               (78)             --
 Interfund transfers............................................     --             --                85              --
                                                                    ---            ---             -----             ---
Net increase (decrease) in units from capital transactions......    333            332             5,093             459
                                                                    ---            ---             -----             ---
Units outstanding at June 30, 2001..............................    333            332             5,093             459
                                                                    ===            ===             =====             ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)
(2) Summary of Significant Accounting Policies -- Continued

                                                                   MFS Variable           Alliance Variable Products
                                                                 Insurance Trust              Series Fund, Inc.
                                                           ---------------------------  -----------------------------
                                                           MFS Investors                Growth and  Premier
                                                           Growth Stock       MFS         Income    Growth    Quasar
                                                              Series     Utility Series Portfolio  Portfolio Portfolio
                                                           ------------- -------------- ---------- --------- ---------
Type II Units:
Units outstanding at December 31, 2000....................        --            --           --         --       --
                                                               -----         -----        -----      -----      ---
From capital transactions:
 Net premiums.............................................     2,253         2,093        2,956      2,977      691
 Loan interest............................................        --            --           --         --       --
 Transfers (to) from the general account of GE Life and
   Annuity:
   Loans..................................................        --            --           --         --       --
   Cost of insurance and administrative expenses..........        (6)           (5)          (7)        (7)      (2)
 Transfers (to) from the Guarantee Account................        81             4          111         --       --
 Interfund transfers......................................        --            65           55         --       --
                                                               -----         -----        -----      -----      ---
Net increase (decrease) in units from capital transactions     2,328         2,157        3,115      2,970      689
                                                               -----         -----        -----      -----      ---
Units outstanding at June 30, 2001........................     2,328         2,157        3,115      2,970      689
                                                               =====         =====        =====      =====      ===

                                                          AIM Variable
                                                         Insurance Funds         PIMCO Variable Insurance Trust
                                                    ------------------------  ------------------------------------
                                                    AIM V.I. Capital AIM V.I. Long-Term U.S. High Yield    Total
                                                      Appreciation    Value     Government      Bond    Return Bond
                                                          Fund         Fund     Portfolio    Portfolio   Portfolio
                                                    ---------------- -------- -------------- ---------- -----------
Type II Units:
Units outstanding at December 31, 2000.............        --            --          --           --          --
                                                          ---         -----       -----        -----       -----
From capital transactions:
 Net premiums......................................       396         2,619       1,272        3,272       1,090
 Loan interest.....................................        --            --          --         -- `          --
 Transfers (to) from the general account of GE Life
   and Annuity:
   Loans...........................................        --            --          --           --          --
   Cost of insurance and administrative expenses...        (1)           (8)         (2)         (11)         (2)
 Transfers (to) from the Guarantee Account.........        --            69         196           --         (73)
 Interfund transfers...............................        --            --          56           --          79
                                                          ---         -----       -----        -----       -----
Net increase (decrease) in units from capital
  transactions.....................................       395         2,680       1,522        3,261       1,094
                                                          ---         -----       -----        -----       -----
Units outstanding at June 30, 2001.................       395         2,680       1,522        3,261       1,094
                                                          ===         =====       =====        =====       =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

  (d) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

  (e) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years for Type I policies and six years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge for Type I policies generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. For Type II policies, the charge equals 6% of the premium withdrawn in the first year, and this charge decreases 0.5% per year for the next three years and 1.0% per year for the last two years. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender for both Type I and Type II policies.

   A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes and for certain administrative expenses. The M&E and administrative expense charges are assessed through the daily unit value calculation equal to effective annual rates of 0.90% and 0.40%, respectively, for Type I policies and 0.70% and 0.40%, respectively, for Type II policies.

   Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

   Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

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